As filed with the Securities and Exchange Commission on September 8, 2008

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-21079

AIP Alternative Strategies Funds
(Exact name of registrant as specified in charter)

600 Mamaroneck Avenue, Suite 400, Harrison, NY 10528
(Address of principal executive offices) (Zip code)

Mr. Lee Schultheis, 600 Mamaroneck Avenue, Suite 400, Harrison, NY 10528
(Name and address of agent for service)

1-877-LOW-BETA (569-2382)
Registrant's telephone number, including area code

Date of fiscal year end: December 31, 2008

Date of reporting period:  June 30, 2008

Item 1. Report to Stockholders.

AIP Alternative Strategies Funds
Shareholder Letter
August 29, 2008

Dear Fellow Shareholders:

At the close of almost 6 years of operations for our Alpha Hedged Strategies Fund (ALPHX), we are pleased to present the AIP Alternative Strategies Funds Semi-Annual Report for the period ended June 30, 2008. Alternative Investment Partners, the mutual fund advisor dedicated exclusively to alternative investment strategiessm, created the AIP Fund Family to offer the benefits of risk-adjusted and absolute return investing to a broad spectrum of individual and institutional investors.

Since its launch over five years ago, our flagship Alpha Hedged Strategies Fund (ALPHX) has been widely covered in the media, as an innovative open-end mutual fund. The Fund seeks to minimize equity market exposure and volatility, by employing a variety of absolute return ‘hedged’ strategies. Designed to access the talents of seasoned hedge fund managers (as our sub-advisors) and provide the types of hedged alternative strategies not typically found in open-end mutual funds, Alpha has delivered top ranked performance in the most recent 5 year period:

Standardized Performance as of					Since Incep.
6/30/08 (%)	1 Yr	3 Yr*		5 Yr*	9/23/02**

ALPHX	(2.85)	5.13		6.85	5.82%
Lipper EMN Category	(0.62)	3.24		2.99	N/A
Lipper Ranking	46/62	5/24		1/22	N/A

Total Annual Fund Operating Expenses		6.10%
Net Fund Operating Expenses		3.99	%***

*	Average Annualized Return
**	ALPHX Inception on 9/23/02
***	Excluding dividends on short positions and interest on borrowing, other Fund Operating Expenses are contractually capped indefinitely at 3.99%.

Performance data quoted represents past performance; past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. Most recent month-end performance is available by calling 1-877-LOW-BETA.

Alpha Hedged Strategies Fund was ranked number 1 out of 22, number 5 out of 24 and number 46 out of 62 for 5-year, 3-year and 1-year total returns, respectively, in Lipper’s Equity Market Neutral Fund Category as of June 30, 2008. The Fund outperformed its category competitors with a 6.85% annualized 5-year return; the category average was 2.99%, as surveyed by Lipper Analytical Services, Inc.*

ALPHX continues to stand apart from the crowd in offering a broad diversity of non-correlating, low beta strategies for conservative investors. The AIP Funds ‘fund-of-mutual-funds’ structure continues to enable us to grow much broader in diversity. 16 new managers were added in 2007 and early 2008, we now have 27 active managers and hedged strategies. This platform of real hedge fund mangers and strategies within a mutual fund structure will continue to have all investments be managed and monitored within the regulatory framework that governs the mutual fund industry.

In response to market demand for a more aggressive version of AIP’s multi-strategy hedged mutual fund approach, we launch a second fund, the Beta Hedged Strategies Fund (BETAX), to provide our shareholders with greater choice in risk-adjusted return profiles. BETAX currently has 23 active sub-advisors and hedged strategies.

In August of 2006, we also added C-share classes for Alpha (APHCX) and Beta (BETCX), to allow financial intermediaries greater flexibility in how they can offer our fund choices to their clients.

As investors continue to search for alternatives to traditional funds that have significant exposure to the equity markets, they are seeking out products new solutions like AIP Funds. This heightened investor interest has recently driven our total Fund net assets over the $800 million level. As a fully open-end mutual fund family with products that allocate their assets among multiple specialized hedge fund managers (the Fund’s sub-advisors), we believe that Alpha Hedged Strategies Fund and Beta Hedged Strategies Fund represent compelling opportunities for mutual fund investors, and an attractive alternative to traditional hedge fund-of-funds for many high net worth individuals and financial intermediaries. The Fund seeks to attain more consistently positive annual returns, with lower market exposure risk and volatility, than if it utilized a single manager or single strategy approach.

We thank our shareholders for their continued loyalty, as we strive to provide rewarding risk adjusted long-term investment returns.

Very truly yours,

Lee W. Schultheis
President & Chief Investment Strategist
AIP Alternative Strategies Funds
Alpha Hedged Strategies Fund (ALPHX / APHCX)
Beta Hedged Strategies Fund (BETAX / BETCX)

Must be preceded or accompanied by a prospectus. Read it carefully before investing.

Fund Disclosure

Certain hedging techniques and leverage employed in the management of the Funds may accelerate the velocity of possible losses. Short selling involves the risk of potentially unlimited increase in the market value of the security sold short, which could result in potentially unlimited loss for the Funds. Derivatives involve investment exposure that may exceed the original cost and a small investment in derivatives could have a large potential impact on the performance of the Funds. Options held in the Funds may be illiquid and the fund manager may have difficulty closing out a position. The Funds may also invest in:

●	smaller capitalized companies — subject to more abrupt or erratic market movements than larger, more established companies;

●	foreign securities, which involve currency risk, different accounting standards and are subject to political instability;

●	securities limited to resale to qualified institutional investors, which can affect their degree of liquidity;

●
shares of other investment companies that invest in securities and styles similar to the Funds, resulting in a generally higher investment cost than from investing directly in the underlying shares of these funds.

The Funds intend to utilize these individual securities and hedging techniques in matched combinations that are designed to neutralize or offset the individual risks of employing these techniques separately. Some of these matched strategies include: merger arbitrage, long/short equity, convertible bond arbitrage and fixed-income arbitrage. There is no assurance that these strategies will protect against losses. The Funds are non-diversified and therefore may invest in the securities of fewer issuers than diversified funds at any one time; as a result, the gains and losses of a single security may have a greater impact on each Fund’s share price.

Because the Funds are fund-of-funds, your cost of investing in the Funds will generally be higher than the cost of investing directly in the shares of the mutual funds in which it invests. By investing in the Funds, you will indirectly bear your share of any fees and expenses charged by the underlying funds, in addition to indirectly bearing the principal risks of the funds. Please refer to the prospectus for more information about the Funds, including risks, fees and expenses.

Mutual fund investing involves risk; loss of principal is possible. Please consult an investment professional for advice regarding your particular circumstances. An investment in the Funds may not be suitable for all investors.

*
Lipper Analytical Services, Inc. is an independent mutual fund research and rating service. Each Lipper average represents a universe of funds with similar investment objectives. Rankings for the periods shown are based on fund total returns with dividends and distributions reinvested and do not reflect sales charges.

Alpha: is an annualized return measure of how much better or worse a fund’s performance is relative to an index of funds in the same category, after allowing for differences in risk. Beta: measures the correlation and magnitude with which a fund moves in relation to a general market benchmark.

Quasar Distributors, LLC, Distributor — 8/08

AIP Alternative Strategies Funds
Alpha Hedged Strategies Fund
(1)Allocation of Portfolio Assets — June 30, 2008 (Unaudited)

(1) Percentages are stated as a percentage of total investments.

AIP Alternative Strategies Funds
Beta Hedged Strategies Fund
(1)Allocation of Portfolio Assets — June 30, 2008 (Unaudited)

(1) Percentages are stated as a percentage of total investments.

AIP Alternative Strategies Funds
Expense Example
June 30, 2008 (Unaudited)

As a shareholder of the Alpha or Beta Hedged Strategies Funds (each a “Fund” and collectively “the Funds”), you incur two types of costs: (1) transaction costs, including deferred sales charges (loads) on redemptions of shares held less than one year for Class C shares; and (2) ongoing costs, including management fees; distribution and/or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the each Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (1/1/08-6/30/08).

Actual Expenses
The first line of the table below provides information about actual account values and actual expenses. Although the Funds charge no up-front sales load or transaction fees, a contingent deferred sales charge of 1.00% is applied to Class C shares sold within a year. Also, you will be assessed fees for outgoing wire transfers, returned checks and stop payment orders at prevailing rates charged by U.S. Bancorp Fund Services, LLC, the Funds’ transfer agent. If you request that a redemption be made by wire transfer, currently a $15.00 fee is charged by the Funds’ transfer agent. IRA accounts will be charged a $15.00 annual maintenance fee. To the extent the Funds invest in shares of other investment companies as part of its investment strategy, you will indirectly bear your proportionate share of any fees and expenses charged by the underlying funds in which the Funds invest in addition to the expenses of the Funds. Actual expenses of the underlying funds are expected to vary among the various underlying funds. These expenses are not included in the example below. The example below includes, but is not limited to, management fees, shareholder servicing fees, fund accounting, custody and transfer agent fees. However, the example below does not include portfolio trading commissions, related expenses and other extraordinary expenses as determined under generally accepted accounting principles. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

AIP Alternative Strategies Funds
Expense Example
June 30, 2008 (Unaudited) (continued)

Hypothetical Example for Comparison Purposes
The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which are not the Funds’ actual returns. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Alpha Hedged Strategies (No Load Shares)

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period
	1/1/08	6/30/08	1/1/08 - 6/30/08+
Actual^	$1,000.00	$961.60	$29.02
Hypothetical
(5% return before
expenses)**	1,000.00	995.28	29.52

^	Excluding interest expense and dividends on short positions, your actual expenses would be $19.46.
**	Excluding interest expense and dividends on short positions, your hypothetical expenses in the Portfolio would be $19.89.
+
Expenses are equal to the Portfolio’s annualized expense ratio, including interest expense and dividends on short positions incurred indirectly through the underlying funds, of 5.95%, multiplied by the average account value over the period, multiplied by 182/366. If interest expense and dividends on short positions were excluded, the annualized expense ratio would have been 3.99%.

AIP Alternative Strategies Funds
Expense Example
June 30, 2008 (Unaudited) (continued)

Alpha Hedged Strategies (C Shares)

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period
	1/1/08	6/30/08	1/1/08 - 6/30/08+
Actual^	$1,000.00	$958.30	$32.62
Hypothetical
(5% return before
expenses)**	1,000.00	991.55	33.18

^	Excluding interest expense and dividends on short positions, your expenses in the Portfolio would be $23.08.
**	Excluding interest expense and dividends on short positions, your hypothetical expenses in the Portfolio would be $23.59.
+
Expenses are equal to the Portfolio’s annualized expense ratio, including interest expense and dividends on short positions incurred indirectly through the underlying funds, of 6.70%, multiplied by the average account value over the period, multiplied by 182/366. If interest expense and dividends on short positions were excluded, the annualized expense ratio would have been 4.74%.

Beta Hedged Strategies (No Load Shares)

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period
	1/1/08	6/30/08	1/1/08 - 6/30/08+
Actual^	$1,000.00	$926.20	$30.22
Hypothetical
(5% return before
expenses)**	1,000.00	993.49	31.28

^	Excluding interest expense and dividends on short positions, your actual expenses in the Portfolio would be $19.11.
**	Excluding interest expense and dividends on short positions, your hypothetical expenses in the Portfolio would be $19.89.
+
Expenses are equal to the Portfolio’s annualized expense ratio, including interest expense and dividends on short positions incurred indirectly through the underlying funds, of 6.31%, multiplied by the average account value over the period, multiplied by 182/366. If interest expense and dividends on short positions were excluded, the annualized expense ratio would have been 3.99%.

AIP Alternative Strategies Funds
Expense Example
June 30, 2008 (Unaudited) (continued)

Beta Hedged Strategies (C Shares)

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period
	1/1/08	6/30/08	1/1/08 - 6/30/08+
Actual^	$1,000.00	$923.30	$33.76
Hypothetical
(5% return before
expenses)**	1,000.00	989.76	34.93

^	Excluding interest expense and dividends on short positions, your actual expenses in the Portfolio would be $22.67.
**	Excluding interest expense and dividends on short positions, your hypothetical expenses in the Portfolio would be $23.59.
+
Expenses are equal to the Portfolio’s annualized expense ratio, including interest expense and dividends on short positions incurred indirectly through the underlying funds, of 7.06%, multiplied by the average account value over the period, multiplied by 182/366. If interest expense and dividends on short positions were excluded, the annualized expense ratio would have been 4.74%.

AIP Alternative Strategies Fund
Alpha Hedged Strategies Fund
Schedule of Investments — June 30, 2008 (Unaudited)

	Shares or
UNDERLYING FUNDS TRUST — 121.39%	Principal Amount	Value
The Arbitrage-1 Portfolio (Convertible Bond)	6,964,221	$69,781,491
The Arbitrage-2 Portfolio (Fixed Income)	7,727,894	69,705,605
The Deep Value Hedged Income-1 Portfolio	7,955,313	71,756,919
The Distressed Securities & Special Situations-1
Portfolio	10,590,461	98,914,907
The Energy & Natural Resources-1 Portfolio	4,086,465	38,617,092
The Equity Options Overlay-1 Portfolio	5,297,393	50,590,102
The Global Hedged Income-1 Portfolio	7,408,799	75,792,010
The Long/Short Equity — Deep Discount Value-1
Portfolio	4,822,764	36,267,185
The Long/Short Equity — Earnings Revision-1
Portfolio	5,107,335	65,629,250
The Long/Short Equity — Global-1 Portfolio	3,252,589	31,810,323
The Long/Short Equity — Growth-1 Portfolio[a]	7,712,106	71,182,742
The Long/Short Equity — Healthcare/Biotech-1
Portfolio	3,461,836	32,818,208
The Long/Short Equity — International-1 Portfolio	5,289,147	52,732,798
The Long/Short Equity — Momentum-1 Portfolio	7,864,803	82,895,026
The Long/Short Equity — REIT-1 Portfolio	5,529,255	64,084,062
The Merger Arbitrage-1 Portfolio	4,350,832	42,507,624
TOTAL UNDERLYING FUNDS TRUST
(Cost $956,183,391)		955,085,344
REPURCHASE AGREEMENTS — 1.00%
The Bear Stearns Companies, Inc., 1.850%,
dated 6/30/2008, due 7/01/2008,
repurchase price $7,870,361[b]	$7,869,956	7,869,956
TOTAL REPURCHASE AGREEMENTS
(Cost $7,869,956)		7,869,956
TOTAL INVESTMENTS
(Cost $964,053,347) — 122.39%		$962,955,300
Liabilities in Excess of Other Assets — (22.39)%		(176,165,306)
TOTAL NET ASSETS — 100.00%		$786,789,994

a — Non Income Producing.
b — Collateralized by U.S. Government Agency securities, U.S. Government Agency mortgage-backed securities, certificates of deposit, or bankers’ acceptances.

The accompanying notes are an integral part of these financial statements.

AIP Alternative Strategies Fund
Beta Hedged Strategies Fund
Schedule of Investments — June 30, 2008 (Unaudited)

	Shares or
UNDERLYING FUNDS TRUST — 146.38%	Principal Amount	Value
The Arbitrage-2 Portfolio (Fixed Income)	277,362	$2,501,804
The Deep Value Hedged Income-1 Portfolio	421,602	3,802,846
The Distressed Securities & Special
Situations-1 Portfolio	351,081	3,279,096
The Energy & Natural Resources-1
Portfolio	156,078	1,474,937
The Equity Options Overlay-1 Portfolio	325,915	3,112,486
The Global Hedged Income-1 Portfolio	374,519	3,831,328
The Long/Short Equity — Deep Discount
Value-1 Portfolio	335,213	2,520,802
The Long/Short Equity — Global-1
Portfolio	154,340	1,509,447
The Long/Short Equity — Growth-1
Portfolio[a]	487,881	4,503,142
The Long/Short Equity — International-1
Portfolio	214,256	2,136,133
The Long/Short Equity — Momentum-1
Portfolio	277,188	2,921,561
The Merger Arbitrage-1 Portfolio	351,224	3,431,462
TOTAL UNDERLYING FUNDS TRUST
(Cost $37,596,675)		35,025,044
REPURCHASE AGREEMENTS — 0.35%
The Bear Stearns Companies, Inc., 1.850%,
dated 6/30/2008, due 7/01/2008, repurchase
price $83,008[b]	$83,002	83,002
TOTAL REPURCHASE AGREEMENTS
(Cost $83,002)		83,002
TOTAL INVESTMENTS
(Cost $37,679,677) — 146.73%		$35,108,046
Liabilities in Excess of Other Assets —
(46.73)%		(11,181,586)
TOTAL NET ASSETS — 100.00%		$23,926,460

a — Non Income Producing.
b — Collateralized by U.S. Government Agency securities, U.S. Government Agency mortgage-backed securities, certificates of deposit, or bankers’ acceptances.

The accompanying notes are an integral part of these financial statements.

AIP Alternative Strategies Funds
Statements of Assets and Liabilities
June 30, 2008 (Unaudited)

	ALPHA	BETA
	HEDGED	HEDGED
	STRATEGIES	STRATEGIES

Assets:
Investments in affiliated Portfolios, at value
(cost $956,183,391, $37,596,675)	$955,085,344	$35,025,044
Repurchase agreements (cost $7,869,956, $83,002)	7,869,956	83,002
Receivable for Fund shares issued	4,487,391	81,693
Dividends and interest receivable	942	28
Total Assets	967,443,633	35,189,767
Liabilities:
Short-term borrowing on credit facility	176,556,000	11,084,000
Payable for Fund shares redeemed	2,878,673	125,644
Accrued distribution fee	99,786	3,811
Accrued shareholder servicing fee	153,694	4,828
Accrued interest expense	484,401	29,856
Accrued operating services fee	481,085	15,168
Total Liabilities	180,653,639	11,263,307
Net Assets	$786,789,994	$23,926,460
Net Assets Consist of:
Shares of beneficial interest	$799,165,976	$27,141,088
Undistributed net investment income (loss)	(6,917,233)	(327,026)
Accumulated net realized gain (loss) on investments
sold	(4,360,702)	(315,971)
Net unrealized appreciation (depreciation) on
investments	(1,098,047)	(2,571,631)
Total Net Assets	$786,789,994	$23,926,460
No Load Shares:
Net Assets	$743,913,488	$22,513,778
Shares outstanding (unlimited shares authorized,
$0.001 par value)	58,180,811	1,948,865
Net asset value, offering price and redemption price
per share	$12.79	$11.55
Class C Shares:
Net Assets	$42,876,506	$1,412,682
Shares outstanding (unlimited shares authorized,
$0.001 par value)	3,394,472	123,568
Net asset value, offering price and redemption price
per share	$12.63	$11.43

The accompanying notes are an integral part of these financial statements.

AIP Alternative Strategies Funds
Statements of Operations
For the Six Months Ended June 30, 2008 (Unaudited)

	ALPHA	BETA
	HEDGED	HEDGED
	STRATEGIES	STRATEGIES
Investment Income:
Income distributions from affiliated
Portfolios	$—	$—
Interest income	7,971	388
Total Investment Income	7,971	388
Expenses:
Shareholder servicing fees
(No Load Shares)	903,107	31,259
Distribution Fees (Class C Shares	200,202	6,773
Operating services fees	2,821,347	97,539
Total operating expenses before
interest expense	3,924,656	135,571
Interest expense on credit facility	3,696,458	204,633
Total Expenses	7,621,114	340,204
Net Expenses	7,621,114	340,204
Net Investment Income(Loss)	(7,613,143)	(339,816)
Realized and Unrealized Gain (Loss) on
Investments:
Realized Gains (Losses) from sale of
affiliated Portfolios	(1,833,250)	(330,676)
Change in unrealized appreciation
(depreciation) on affiliated Portfolios	(19,334,843)	(1,502,053)
Net Realized and Unrealized Gain
(Loss) on Investments	(21,168,093)	(1,832,729)
Net Increase (Decrease) in Net Assets
Resulting from Operations	$(28,781,236)	$(2,172,545)

The accompanying notes are an integral part of these financial statements.

AIP Alternative Strategies Funds
Statements of Changes in Net Assets

	Six Months
	Ended	Year Ended
	June 30, 2008	December 31,
ALPHA HEDGED STRATEGIES FUND	(Unaudited)	2007

Operations:
Net investment income (loss)	$(7,613,143)	$1,416,492
Net realized gain (loss) on affiliated Portfolios	(1,833,250)	32,750,967
Change in unrealized appreciation on affiliated
Portfolios	(19,334,843)	(2,525,884)
Net Increase (Decrease) in Net Assets Resulting
from Operations	(28,781,236)	31,641,575
Dividends and Distributions to Shareholders:
Net Investment Income:
No Load Shares	—	(5,784,482)
Class C Shares	—	(60,339)
Capital Gain Distribution:
No Load Shares	—	(34,507,224)
Class C Shares	—	(1,608,871)
Total Dividends and Distributions	—	(41,960,916)
Capital Share Transactions:
No Load Shares:
Proceeds from shares issued	264,252,213	503,535,935
Proceeds from shares issued to holders in
reinvestment of dividends	—	38,481,919
Cost of shares redeemed	(197,805,526)	(106,983,105)
Redemption fees retained — exchanges	—	4,193
C Shares:
Proceeds from shares issued	11,472,028	33,910,390
Proceeds from shares issued to holders in
reinvestment of dividends	—	1,518,175
Cost of shares redeemed	(4,075,758)	(996,497)
Redemption fees retained — exchanges	—	6,971
Net Increase in Net Assets from Capital Share
Transactions	73,842,957	469,477,981
Total Increase in Net Assets	45,061,721	459,158,640
Net Assets:
Beginning of period	741,728,273	282,569,633
End of period*	$786,789,994	$741,728,273
* Including undistributed net investment income
(loss)	$(6,917,233)	$695,910

The accompanying notes are an integral part of these financial statements.

AIP Alternative Strategies Funds
Statements of Changes in Net Assets

	Six Months
	Ended	Year Ended
	June 30, 2008	December 31,
BETA HEDGED STRATEGIES FUND	(Unaudited)	2007

Operations:
Net investment (loss)	$(339,816)	$40,662
Net realized gain (loss) on affiliated Portfolios	(330,676)	1,339,048
Change in unrealized appreciation (depreciation)
on affiliated Portfolios	(1,502,053)	(993,883)
Net Increase (Decrease) in Net Assets Resulting
from Operations	(2,172,545)	385,827
Dividends and Distributions to Shareholders:
Net Investment Income:
No Load Shares	—	(35,561)
Class C Shares	—	(127)
Capital Gain Distribution:
No Load Shares	—	(1,355,765)
Class C Shares	—	(58,319)
Total Dividends and Distributions	—	(1,449,772)
Capital Share Transactions:
No Load Shares:
Proceeds from shares issued	7,752,636	32,288,734
Proceeds from shares issued to holders in
reinvestment of dividends	—	1,338,626
Cost of shares redeemed	(12,319,976)	(8,866,937)
Redemption fees retained — exchanges	—	958
C Shares:
Proceeds from shares issued	273,696	1,215,317
Proceeds from shares issued to holders in
reinvestment of dividends	—	48,833
Cost of shares redeemed	(18,489)	(2,760)
Redemption fees retained — exchanges	—	14
Net Increase (Decrease) in Net Assets from
Capital Share Transactions	(4,312,133)	26,022,785
Total Increase in Net Assets	(6,484,678)	24,958,840
Net Assets:
Beginning of period	30,411,138	5,452,298
End of period*	$23,926,460	$30,411,138
* Including undistributed net investment income
(loss)	$(327,026)	$12,790

The accompanying notes are an integral part of these financial statements.

AIP Alternative Strategies Funds
Statement of Cash Flows
For the Six Months Ended June 30, 2008 (Unaudited)

ALPHA HEDGED STRATEGIES
Cash Flows from Operating Activities:
Net increase in net assets resulting from operations	$(28,781,236)
Adjustments to reconcile net increase in net assets resulting from operations to net cash provided by (used in) operating activities:
Net realized (gain) loss on:
Sale of affiliated Portfolios	1,833,250
Change in unrealized appreciation (depreciation) on affiliated
Portfolios	19,334,843
Changes in assets and liabilities:
Receivable for Fund shares issued	3,569,220
Dividends and interest receivable	(169)
Payable for investments purchased	(24,000,000)
Payable for Fund shares redeemed	1,705,013
Payable for distribution fees	69,531
Payable for shareholder servicing fee	6,925
Accrued interest expense	(247,709)
Other accrued expenses	24,259
Purchases of affiliated Portfolios	(79,424,782)
Sales of affiliated Portfolios	5,000,000
Net purchases of repurchase agreements	(1,498,102)
Net cash used in operating activities	(102,408,957)
Cash Flows from Financing Activities:
Proceeds from shares issued	275,724,241
Payment on shares redeemed less redemption fees	(201,881,284)
Cash distributions paid	—
Cash provided from short-term borrowing on credit facility	28,566,000
Net cash provided by financing activities	102,408,957
Net change in cash for the period	—
Cash, beginning of year	—
Cash, end of year	$—
Supplemental Information:
Cash paid for interest on loan outstanding	$3,944,167

The accompanying notes are an integral part of these financial statements.

AIP Alternative Strategies Funds
Statement of Cash Flows
For the Six Months Ended June 30, 2008 (Unaudited)

BETA HEDGED STRATEGIES
Cash Flows from Operating Activities:
Net increase in net assets resulting from operations	$(2,172,545)
Adjustments to reconcile net increase in net assets resulting from operations to net cash provided by (used in) operating activities:
Net realized (gain) loss on:
Sale of affiliated Portfolios	330,676
Change in unrealized appreciation (depreciation) on affiliated
Portfolios	1,502,053
Changes in assets and liabilities:
Receivable for Fund shares issued	2,797,652
Dividends and interest receivable	17
Payable for investments purchased	(1,000,000)
Payable for Fund shares redeemed	(84,820)
Payable for distribution fees	2,377
Payable for shareholder servicing fee	(943)
Accrued interest expense	(7,098)
Other accrued expenses	(2,638)
Purchases of affiliated Portfolios	(2,328,798)
Sales of affiliated Portfolios	2,600,000
Net purchases of repurchase agreements	174,200
Net cash used in operating activities	1,810,133
Cash Flows from Financing Activities:
Proceeds from shares issued	8,026,332
Payment on shares redeemed less redemption fees	(12,338,465)
Cash distributions paid	—
Cash provided from short-term borrowing on credit facility	2,502,000
Net cash provided by financing activities	(1,810,133)
Net change in cash for the period	—
Cash, beginning of year	—
Cash, end of year	$—
Supplemental Information:
Cash paid for interest on loan outstanding	$211,731

The accompanying notes are an integral part of these financial statements.

AIP Alternative Strategies Funds
Notes to Financial Statements
June 30, 2008 (Unaudited)

1.	Organization

AIP Alternative Strategies Funds (the “Trust”) was organized as a Dela-ware statutory trust on April 12, 2002. The Trust is registered under the Investment Company Act of 1940 (the “1940 Act”), as amended. The Trust is an open-ended management investment company issuing two non-diversified series of shares to investors, Alpha Hedged Strategies Fund (formerly known as the Alpha Strategies I Fund) (“Alpha”) and Beta Hedged Strategies Fund (“Beta”) (the “Funds”). Each Fund of the Trust has its own investment objective and policies.

The Funds offer No Load Shares and Class C Shares. The Class C Shares have a contingent deferred sales charge of 1.00% for shares sold within 364 days of purchase and an annual 12b-1 fee of 1.00%. The Class C shares do not charge a shareholder servicing fee.

Underlying Funds Trust (the “UFT”), an open-end management investment company, was organized as a Delaware statutory trust on March 27, 2006. Effective at the close of business on April 28, 2006 Alpha exchanged substantially all of its net assets through a tax-free exchange for shares of UFT mutual funds and changed its structure to become a Fund-of-Funds. The UFT is comprised of several series of mutual funds, all of which are non-diversified, open-ended management investment companies (the “Portfolio(s)”). Each Portfolio is an affiliated registered investment company under the Investment Company Act, but is not publicly offered and therefore is only available to affiliated, publicly offered Funds.
Under a Fund-of-Funds structure each Fund invests all of its investable assets across a number of Portfolios of the UFT. Each share of a Fund represents an equal proportionate interest in the assets and liabilities belonging to that Portfolio. The Funds and Portfolios are managed by Alternative Investment Partners, LLC (the “Advisor”) and the Portfolios are advised by the Sub-Advisors. The Investment Advisor and the Board of Trustees may create additional Portfolios with additional Sub-Advisors from time to time to increase the number of Portfolios, and alternative investment strategies, available in which the Funds may invest.

2.	Summary of Significant Accounting Policies

The following is a summary of significant accounting policies that are in conformity with U.S. generally accepted accounting principles and which are followed consistently by the Funds in the preparation of their financial statements.

Investment Valuation and Transactions
Investments in Portfolios of the UFT are valued at their net asset values as reported by the respective UFT Portfolios. Investment and shareholder transactions are recorded on trade date. Realized gains and losses on the sale of investments are calculated on the identified cost basis. Dividend income is recorded on the ex-dividend date and interest income is recognized on the accrual basis. All premiums and discounts, including original issue discounts, are amortized/accreted using the effective interest method.

In September 2006, the Financial Accounting Standards Board issued Standard No. 157, “Fair Value Measurements” (“FAS 157”) effective for fiscal years beginning after November 15, 2007. FAS 157 clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value and requires additional disclosure about the use of fair value measurements in an effort to make the measurement of fair value more consistent and comparable. The Funds have adopted FAS 157 effective January 1, 2008. A summary of the fair value hierarchy under FAS 157 is described below:

Various inputs are used in determining the value of the Funds’ investments. These inputs are summarized in the three broad levels listed below:

Level 1 — Quoted prices in active markets for identical securities.
Level 2 — Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used to value the Funds’ net assets as of June 30, 2008:

Alpha Hedged Strategies Fund:

	Investments	Other Financial
Description	in Securities	Instruments
Level 1 — Quoted prices	$—	$—
Level 2 — Other significant observable
inputs	962,955,300	—
Level 3 — Significant unobservable
inputs	—	—
Total	$962,955,300	$—

Beta Hedged Strategies Fund:

	Investments	Other Financial
Description	in Securities	Instruments
Level 1 — Quoted prices	$—	$—
Level 2 — Other significant observable
inputs	35,108,046	—
Level 3 — Significant unobservable
inputs	—	—
Total	$35,108,046	$—

Distributions to Shareholders
Dividends from net investment income and distributions of net realized capital gains, if any, are declared and paid at least annually.

Federal Income Taxes
The Funds intend to qualify and elect to be treated as regulated investment companies under Subchapter M of the Internal Revenue Code. The Funds intend to distribute the requisite investment company net taxable income and net capital gains to shareholders. Therefore, no federal income tax provision is recorded.

Use of Estimates
The preparation of the financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets, liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting periods. Actual results could differ from those estimates.

Guarantees and Indemnifications
In the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

Financial Accounting Standards Board Interpretation No. 48 “Accounting for Uncertainty in Income Taxes”
Effective June 29, 2007, the Funds adopted Financial Accounting Standards Board (FASB) Interpretation No. 48 (FIN 48), “Accounting for Uncertainty in Income Taxes”. FIN 48 requires the evaluation of tax positions taken on previously filed tax returns or expected to be taken on future returns. These positions must meet a “more likely than not” standard that, based on the technical merits, have a more than fifty percent likelihood of being sustained upon examination. In evaluating whether a tax position has met the recognition threshold, the Funds must presume that the position will be examined by the appropriate taxing authority that has full knowledge of all relevant information. Tax positions not deemed to meet the “more-likely-than-not” threshold are recorded as a tax expense in the current year.

FIN 48 requires the Funds to analyze all open tax years, as defined by the Statute of Limitations, for all major jurisdictions. Open tax years are those that are open for exam by taxing authorities. Major jurisdictions for the Funds include Federal and the state of New York. As of December 31, 2007, open Federal and New York tax years include the tax years ended December 31, 2005 through December 31, 2007. The Funds have no examination in progress.

The Funds have reviewed all open tax years and major jurisdictions and concluded that the adoption of FIN 48 resulted in no effect to the Funds’ financial position or results of operations. There is no tax liability resulting from unrecognized tax benefits relating to uncertain income tax positions taken or expected to be taken on the tax return for the fiscal year-end December 31, 2007. The Funds are also not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next six months.

New Accounting Pronouncements
In March 2008, Statement of Financial Accounting Standards No. 161, “Disclosures about Derivative Instruments and Hedging Activities” (“SFAS 161”) was issued and is effective for fiscal years beginning after November 15, 2008. SFAS 161 is intended to improve financial reporting for derivative instruments by requiring enhanced disclosure that enables investors to understand how and why an entity uses derivatives, how derivatives are accounted for, and how derivative instruments affect an entity’s results of operations and financial position. Management is currently evaluating the implications of SFAS 161. The impact on the Funds’ financial statement disclosures, if any, is currently being assessed.

3.	Underlying Funds Trust

As of June 30, 2008 the UFT consisted of the following Portfolios: The Arbitrage-1 Portfolio (Convertible Bond), Arbitrage-2 Portfolio (Fixed Income), Deep Value Hedged Income-1 Portfolio, Distressed Securities & Special Situations-1 Portfolio, Energy & Natural Resources-1 Portfolio, Equity Options Overlay-1 Portfolio, Global Hedged Income-1 Portfolio, Long/Short Equity-Deep Discount Value-1 Portfolio, Long/Short Equity-Earnings Revision-1 Portfolio, Long/Short Equity-Global-1 Portfolio, Long/Short Equity Growth-1 Portfolio, Long/Short Equity-Healthcare/Bio-tech-1 Portfolio, Long/Short Equity-International-1 Portfolio, Long/Short Equity-Momentum-1 Portfolio, Long/Short Equity-REIT-1 Portfolio and Merger Arbitrage-1 Portfolio.

Investment Concentration
For the six months ended June 30, 2008 for Alpha and Beta Funds, the investment concentrations in the UFT Portfolios were as follows:

	Alpha	Beta
The Arbitrage-1 Portfolio (Convertible Bond)	100.00%	0.00%
The Arbitrage-2 Portfolio (Fixed Income)	96.50	3.50
The Deep Value Hedged Income-1 Portfolio	94.91	5.09
The Distressed Securities & Special Situations-1 Portfolio	96.76	3.24
The Energy & Natural Resources-1 Portfolio	96.33	3.67
The Equity Options Overlay-1 Portfolio	94.14	5.86
The Global Hedged Income-1 Portfolio	95.14	4.86
The Long/Short Equity — Deep Discount Value-1 Portfolio	93.03	6.97
The Long/Short Equity — Earnings Revision-1 Portfolio	100.00	0.00
The Long/Short Equity — Global-1 Portfolio	95.42	4.58
The Long/Short Equity — Growth-1 Portfolio	93.86	6.14
The Long/Short Equity — Healthcare/Biotech-1 Portfolio	100.00	0.00
The Long/Short Equity — International-1 Portfolio	95.31	4.69
The Long/Short Equity — Momentum-1 Portfolio	96.06	3.94
The Long/Short Equity — REIT-1 Portfolio	100.00	0.00
The Merger Arbitrage-1 Portfolio	92.45	7.55

Investment Objectives
As set forth below, each Portfolio has a distinct focus in accordance with which it employs certain investment strategies:

The Arbitrage-1 Portfolio (Convertible Bond)
Investment Objective
The Arbitrage-1 Portfolio (Convertible Bond) seeks to achieve current income and capital appreciation.

Principal Investment Strategies and Policies
To achieve its investment objective, the Portfolio, under normal market conditions, will invest at least 80% of its total assets in securities that allow the Portfolio to focus on opportunities to take advantage of perceived discrepancies in the market prices of certain convertible bonds and common stock. The Portfolio has no policy with respect to the capitalization of issuers in which it may invest and may invest in securities of all market capitalizations (small, mid and large capitalization companies).

The securities held by the Portfolio may include common and preferred stock, nonconvertible and convertible debt, options and futures contracts, privately negotiated options, and shares of investment companies. The Portfolio has no policy with respect to the credit rating, maturity or duration of the debt securities in which it may invest and may invest in debt securities of any credit rating, maturity or duration.

The principal strategy to be employed by the Portfolio includes relative value/arbitrage strategies in which the Portfolio may invest both long and short in related securities or other instruments in an effort to take advantage of perceived discrepancies in the market prices for such securities.

The Arbitrage-2 Portfolio (Fixed Income)
Investment Objective
The Arbitrage-2 Portfolio (Fixed Income) seeks to achieve current income with preservation of principal.

Principal Investment Strategies and Policies

To achieve its investment objective, the Portfolio, under normal market conditions, will invest at least 80% of its total assets in securities that allow the Portfolio to focus on opportunities to take advantage of perceived discrepancies in the market prices of certain fixed income and derivative securities. The Portfolio has no policy with respect to the capitalization of issuers in which it may invest and may invest in securities of all market capitalizations (small, mid and large capitalization companies). The securities held by the Portfolio may include common and preferred stock, nonconvertible and convertible debt, options and futures contracts, privately negotiated options, and shares of investment companies. The Portfolio has no policy with respect to the maturity or duration of the debt securities in which it may invest and may invest in debt securities of any maturity or duration.

The principal strategies to be employed by the Portfolio include Fixed Income and High Yield Investment and Relative Value/Interest Rate Arbitrage Strategies. A Fixed Income and High Yield Investment Strategy is where the Portfolio is designed to take advantage of deeply discounted debt securities of companies that appear to have significant upside potential. The Portfolio may invest in debt securities that fall below investment grade debt — commonly referred to as “junk bonds.” Additionally, the Portfolio may invest in mortgage-backed and other fixed income securities of higher credit quality, and derivative securities of traditional fixed income instruments. A Relative Value/Interest Rate Arbitrage Strategy is where the Portfolio invest both long and short in related securities or other instruments in an effort to take advantage of perceived discrepancies in the market prices for such securities which may include investing in interest rate swap arbitrage, U.S. and non-U.S. government bond arbitrage.

The Deep Value Hedged Income-1 Portfolio
Investment Objective
The Deep Value Hedged Income-1 Portfolio seeks to achieve capital preservation and appreciation.

Principal Investment Strategies and Policies
To achieve its investment objective, the Portfolio, under normal market conditions, will invest at least 80% of its total assets in securities that allow the Portfolio to invest in companies in financial distress. The Portfolio has no policy with respect to the capitalization of issuers in which it may invest and may invest in securities of all market capitalizations (small, mid and large capitalization companies). The securities held by the Portfolio may include common and preferred stock, nonconvertible and convertible debt, options and futures contracts, privately negotiated options, and shares of investment companies.

The principal strategies to be employed by the Portfolio include Event Driven Strategies, Distressed Securities Strategies and Market or Sector Timing/Trading Strategies. An Event Driven Strategy is where the Portfolio is designed to capture price movements generated by anticipated corporate events such as investing in companies involved in special situations, including, but not limited to, mergers, acquisitions, asset sales, spin-offs, balance sheet restructuring, bankruptcy and other situations. A Distressed Securities Strategy is where the Portfolio is designed to employ strategies designed to invest in the debt, equity, or trade claims of companies in financial distress. Such securities typically trade at substantial discounts to par value, and may be attractive to investors when managers perceive a turnaround will materialize. A Market or Sector Timing/Trading Strategy is where the Portfolio is designed to benefit from the cyclical relationships between movement in certain market indices, sectors, security types, etc. that have demonstrated a degree of consistency and correlation to past movements similar in nature and magnitude.

The Distressed Securities & Special Situations-1 Portfolio
Investment Objective
The Distressed Securities & Special Situations-1 Portfolio seeks to achieve capital appreciation.

Principal Investment Strategies and Policies
To achieve its investment objective, the Portfolio, under normal market conditions, will invest at least 80% of its total assets in securities that allow the Portfolio to invest in companies in financial distress. The Portfolio has no policy with respect to the capitalization of issuers in which it may invest and may invest in securities of all market capitalizations (small, mid and large capitalization companies). The securities held by the Portfolio may include common and preferred stock, nonconvertible and convertible debt, options and futures contracts, privately negotiated options, and shares of investment companies.

The principal strategies to be employed by the Portfolio include Event Driven and Distressed Securities Strategies. An Event Driven Strategy is where the Portfolio is designed to capture price movements generated by anticipated corporate events such as investing in companies involved in special situations, including, but not limited to, mergers, acquisitions, asset sales, spin-offs, balance sheet restructuring, bankruptcy and other situations. A Distressed Securities Strategy is where the Portfolio is designed to invest in the debt, equity, or trade claims of companies in financial distress. Such securities typically trade at substantial discounts to par value, and may be attractive to investors when managers perceive a turnaround will materialize.

The Energy and Natural Resources-1 Portfolio
Investment Objective
The Energy and Natural Resources-1 Portfolio seeks to achieve capital appreciation and capital preservation.

Principal Investment Strategies and Policies
To achieve its investment objective, the Portfolio, under normal market conditions, will invest at least 80% of its total assets in U.S. domestic equity securities and master limited partnerships within the energy and natural resources sectors. The Portfolio has no policy with respect to the capitalization of issuers in which it may invest and may invest in securities of all market capitalizations (small, mid and large capitalization companies). The securities held by the Portfolio may include common and preferred stock, nonconvertible and convertible debt, options and futures contracts, privately negotiated options, and shares of investment companies.

The principal strategies to be employed by the Portfolio include Market or Sector Timing/Trading and Long/Short Equity Strategies. A Market or Sector Timing/Trading Strategy is where the Portfolio may employ strategies designed to benefit from cyclical relationships between movement in certain market indices, sectors, security types, etc. that have demonstrated a degree of consistency and correlation to past movements similar in nature and magnitude. A Long/Short Equity Strategy is where the Portfolio may utilize strategies that employ long and short trading strategies applied to common stock, preferred stock and convertible securities of U.S. and foreign issuers. These strategies are typically constructed marginally net long in position, and attempt to yield a low beta (a measure of volatility) and also seek to dampen the effects of industry, sector, market capitalization and other potential bias exposures.

The Equity Options Overlay-1 Portfolio
Investment Objective
The Equity Options Overlay-1 Portfolio seeks to achieve capital preservation and appreciation.

Principal Investment Strategies and Policies
To achieve its investment objective, the Portfolio, under normal market conditions, will invest at least 80% of its total assets in equity and equity-related U.S. option securities, utilizing the options to mitigate downside exposure. The Portfolio has no policy with respect to the capitalization of issuers in which it may invest and may invest in securities of all market capitalizations (small, mid and large capitalization companies). The securities held by the Portfolio may include common and preferred stock, nonconvertible and convertible debt, options and futures contracts, privately negotiated options, and shares of investment companies.

The principal strategies to be employed by the Portfolio include Market Neutral Equity, Long/Short Equity, and Privately Negotiated Options Strategies. A Market Neutral Equity Strategy is where the Portfolio is designed to exploit equity market inefficiencies, which generally involves being simultaneously invested in long and short matched equity portfolios of the same size, usually in the same market. These strategies are typically constructed to attempt to be beta neutral and attempt to control the industry, sector, market capitalization and other potential market bias exposures. A Long/ Short Equity Strategy is where the Portfolio is designed to employ long and short trading strategies applied to common stock, preferred stock and convertible securities of U.S. and foreign issuers. These strategies are typically constructed marginally net long in position, and attempt to yield a low beta (a measure of volatility) and also seek to dampen the effects of industry, sector, market capitalization and other potential bias exposures. A Privately Negotiated Options Strategy is designed to allow the Portfolio to benefit from an increase in the value of the asset or basket without owning the asset or the securities that comprise the basket. Privately negotiated options will allow for economic leverage without incurring risk beyond the premium paid for the option.

The Global Hedged Income-1 Portfolio
Investment Objective
The Global Hedged Income-1 Portfolio seeks to achieve current income. Its secondary objective is capital appreciation.

Principal Investment Strategies and Policies
To achieve its investment objective, the Portfolio, under normal market conditions, will invest (both long and short) at least 80% of its total assets in fixed income and income-oriented securities of issuers located in a variety of countries throughout the world, with an emphasis on sovereign fixed income securities. The Portfolio has no policy with respect to the capitalization of issuers in which it may invest and may invest in securities of all market capitalizations (small, mid and large capitalization companies). The securities held by the Portfolio may include common and preferred stock, nonconvertible and convertible debt, options and futures contracts, privately negotiated options, and shares of investment companies.

The principal strategies to be employed by the Portfolio include Market or Sector Timing/Trading and Fixed Income and High Yield Investment Strategies. A Market or Sector Timing/Trading Strategy is where the Portfolio is designed to benefit from cyclical relationships between movement in certain market indices, sectors, security types, etc. that have demonstrated a degree of consistency and correlation to past movements similar in nature and magnitude. A Fixed Income and High Yield Investment Strategy is where the Portfolio is designed to take advantage of deeply discounted debt securities of companies that appear to have significant upside potential. The Portfolio may invest in debt securities that fall below investment grade debt — commonly “junk bonds.” Additionally, the Portfolio may invest in mortgage-backed and other fixed income securities of higher credit quality, and derivative securities of traditional fixed income instruments.

The Long/Short Equity — Deep Discount Value-1 Portfolio
Investment Objective
The Long/Short Equity — Deep Discount Value-1 Portfolio seeks to achieve capital appreciation.

Principal Investment Strategies and Policies
To achieve its investment objective, the Portfolio, under normal market conditions, will invest at least 80% of its total assets in equity securities that allow the Portfolio to focus on the fundamental valuations relative to current market price of the companies in which it invests. The Portfolio has no policy with respect to the capitalization of issuers in which it may invest and may invest in securities of all market capitalizations (small, mid and large capitalization companies). The securities held by the Portfolio may include common and preferred stock, nonconvertible and convertible debt, options and futures contracts, privately negotiated options, and shares of investment companies.

The principal strategies to be employed by the Portfolio include Event Driven, Market or Sector Timing/Trading and Long/Short Equity Strategies. An Event Driven Strategy is where the Portfolio is designed to capture price movements generated by anticipated corporate events such as investing in companies involved in special situations, including, but not limited to, mergers, acquisitions, asset sales, spin-offs, balance sheet restructuring, bankruptcy and other situations. A Market or Sector Timing/Trading Strategy is where the Portfolio is designed to benefit from cyclical relationships between movement in certain market indices, sectors, security types, etc. that have demonstrated a degree of consistency and correlation to past movements similar in nature and magnitude. A Long/Short Equity Strategy is where the Portfolio is designed to employ long and short trading strategies applied to common stock, preferred stock and convertible securities of U.S. and foreign issuers. These strategies are typically constructed marginally net long in position, and attempt to yield a low beta (a measure of volatility) and also seek to dampen the effects of industry, sector, market capitalization and other potential bias exposures.

The Long/Short Equity — Earnings Revision-1 Portfolio
Investment Objective
The Long/Short Equity — Earning Revision-1 Portfolio seeks to achieve capital appreciation.

Principal Investment Strategies and Policies
To achieve its investment objective, the Portfolio, under normal market conditions, will invest at least 80% of its total assets in equity securities that allow the Portfolio to focus on the revisions of earnings estimates on the companies in which it invests. The Portfolio has no policy with respect to the capitalization of issuers in which it may invest and may invest in securities of all market capitalizations (small, mid and large capitalization companies). The securities held by the Portfolio may include common and preferred stock, nonconvertible and convertible debt, options and futures contracts, privately negotiated options, and shares of investment companies.

The principal strategies to be employed by the Portfolio include Market Neutral Equity and Long/Short Equity Strategies. A Market Neutral Equity Strategy is where the Portfolio is designed to exploit equity market inefficiencies, which generally involves being simultaneously invested in long and short matched equity portfolios of the same size, usually in the same market. These strategies are typically constructed to attempt to be beta neutral and attempt to control the industry, sector, market capitalization and other potential market bias exposures. A Long/Short Equity Strategy is where the Portfolio is designed to employ long and short trading strategies applied to common stock, preferred stock and convertible securities of U.S. and foreign issuers. These strategies are typically constructed marginally net long in position, and attempt to yield a low beta (a measure of volatility) and also seek to dampen the effects of industry, sector, market capitalization and other potential bias exposures.

The Long/Short Equity — Global-1 Portfolio
Investment Objective
The Long/Short Equity — Global-1 Portfolio seeks to achieve capital appreciation.

Principal Investment Strategies and Policies
To achieve its investment objective, the Portfolio, under normal market conditions, will invest at least 80% of its total assets in equity securities of issuers located in a variety of countries throughout the world that allow the Portfolio to emphasize recognizing and capitalizing on trends and stock specific opportunities in the international market. The Portfolio has no policy with respect to the capitalization of issuers in which it may invest and may invest in securities of all market capitalizations (small, mid and large capitalization companies). The securities held by the Portfolio may include common and preferred stock, nonconvertible and convertible debt, options and futures contracts, privately negotiated options, and shares of investment companies.

The principal strategies to be employed by the Portfolio include Long/ Short Equity and Event Driven Strategies. A Long/Short Equity Strategy is where the Portfolio is designed to employ long and short trading strategies applied to common stock, preferred stock and convertible securities of U.S. and foreign issuers. These strategies are typically constructed marginally net long in position, and attempt to yield a low beta (a measure of volatility) and also seek to dampen the effects of industry, sector, market capitalization and other potential bias exposures. An Event Driven Strategy is where the Portfolio is designed to capture price movements generated by anticipated corporate events such as investing in companies involved in special situations, including, but not limited to, mergers, acquisitions, asset sales, spin-offs, balance sheet restructuring, bankruptcy and other situations.

The Long/Short Equity — Growth-1 Portfolio
Investment Objective
The Long/Short Equity — Growth-1 Portfolio seeks to achieve capital appreciation.

Principal Investment Strategies and Policies
To achieve its investment objective, the Portfolio, under normal market conditions, will invest at least 80% of its total assets in U.S. domestic equity securities. The Portfolio has no policy with respect to the capitalization of issuers in which it may invest and may invest in securities of all market capitalizations (small, mid and large capitalization companies). The securities held by the Portfolio may include common and preferred stock, nonconvertible and convertible debt, options and futures contracts, privately negotiated options, and shares of investment companies.

The principal strategies to be employed by the Portfolio include Market Neutral Equity and Long/Short Equity Strategies. A Market Neutral Equity Strategy is where the portfolio is designed to exploit equity market inefficiencies, which generally involves being simultaneously invested in long and short matched equity portfolios of the same size, usually in the same market. These strategies are typically constructed to attempt to be beta neutral and attempt to control the industry, sector, market capitalization and other potential market bias exposures. A Long/Short Equity Strategy is where the Portfolio is designed to employ long and short trading strategies applied to common stock, preferred stock and convertible securities of U.S. and foreign issuers. These strategies are typically constructed marginally net long in position, and attempt to yield a low beta (a measure of volatility) and also seek to dampen the effects of industry, sector, market capitalization and other potential bias exposures.

The Long/Short Equity — Healthcare/Biotech-1 Portfolio
Investment Objective
The Long/Short Equity — Healthcare/Biotech-1 Portfolio seeks to achieve capital appreciation.

Principal Investment Strategies and Policies
To achieve its investment objective, the Portfolio, under normal market conditions, will invest at least 80% of its total assets in equity securities of industry groups within the healthcare/biotech sector. The Portfolio has no policy with respect to the capitalization of issuers in which it may invest and may invest in securities of all market capitalizations (small, mid and large capitalization companies). The securities held by the Portfolio may include common and preferred stock, nonconvertible and convertible debt, options and futures contracts, privately negotiated options, and shares of investment companies.

The principal strategies to be employed by the Portfolio include Market Neutral and Long/Short Equity Strategies. A Market Neutral Equity Strategy is where the Portfolio may employ strategies designed to exploit equity market inefficiencies, which generally involves being simultaneously invested in long and short matched equity portfolios of the same size, usually in the same market. These strategies are typically constructed to attempt to be beta neutral and attempt to control the industry, sector, market capitalization and other potential market bias exposures. A Long/Short Equity Strategy is where the Portfolio may utilize strategies that employ long and short trading strategies applied to common stock, preferred stock and convertible securities of U.S. and foreign issuers. These strategies are typically constructed marginally net long in position, and attempt to yield a low beta (a measure of volatility) and also seek to dampen the effects of industry, sector, market capitalization and other potential bias exposures.

The Long/Short Equity — International-1 Portfolio
Investment Objective
The Long/Short Equity — International-1 Portfolio seeks to achieve capital appreciation.

Principal Investment Strategies and Policies
To achieve its investment objective, the Portfolio, under normal market conditions, will invest at least 80% of its total assets in equity securities of issuers located in a variety of countries throughout the world that allow the Portfolio to capture some of the inefficiencies in market pricing of equity securities domiciled outside the U.S. The Portfolio has no policy with respect to the capitalization of issuers in which it may invest and may invest in securities of all market capitalizations (small, mid and large capitalization companies). The securities held by the Portfolio may include common and preferred stock, nonconvertible and convertible debt, options and futures contracts, privately negotiated options, and shares of investment companies.

The principal strategies to be employed by the Portfolio include Market Neutral Equity and Long/Short Equity Strategies. A Market Neutral Equity Strategy is where the Portfolio is designed to employ strategies designed to exploit equity market inefficiencies, which generally involves being simultaneously invested in long and short matched equity portfolios of the same size, usually in the same market. These strategies are typically constructed to attempt to be beta neutral and attempt to control the industry, sector, market capitalization and other potential market bias exposures. A Long/Short Equity Strategy is where the Portfolio is designed to employ long and short trading strategies applied to common stock, preferred stock and convertible securities of U.S. and foreign issuers. These strategies are typically constructed marginally net long in position, and attempt to yield a low beta (a measure of volatility) and also seek to dampen the effects of industry, sector, market capitalization and other potential bias exposures.

The Long/Short Equity — Momentum-1 Portfolio
Investment Objective
The Long/Short Equity — Momentum-1 Portfolio seeks to achieve capital appreciation.

Principal Investment Strategies and Policies
To achieve its investment objective, the Portfolio, under normal market conditions, will invest at least 80% of its total assets in securities that allow the Portfolio to focus on the relative near-term price performance of the companies in which it invests. The Portfolio has no policy with respect to the capitalization of issuers in which it may invest and may invest in securities of all market capitalizations (small, mid and large capitalization companies). The securities held by the Portfolio may include common and preferred stock, nonconvertible and convertible debt, options and futures contracts, privately negotiated options, and shares of investment companies.

The principal strategies to be employed by the Portfolio include Market or Sector Timing/Trading, Market Neutral Equity and Long/Short Equity Strategies. A Market or Sector Timing/Trading Strategy is where the Portfolio is designed to benefit from cyclical relationships between movement in certain market indices, sectors, security types, etc. that have demonstrated a degree of consistency and correlation to past movements similar in nature and magnitude. A Market Neutral Equity Strategy is where the Portfolio is designed to exploit equity market inefficiencies, which generally involves being simultaneously invested in long and short matched equity portfolios of the same size, usually in the same market. These strategies are typically constructed to attempt to be beta neutral and attempt to control the industry, sector, market capitalization and other potential market bias exposures. A Long/Short Equity Strategy is where the Portfolio is designed to employ long and short trading strategies applied to common stock, preferred stock and convertible securities of U.S. and foreign issuers. These strategies are typically constructed marginally net long in position, and attempt to yield a low beta (a measure of volatility) and also seek to dampen the effects of industry, sector, market capitalization and other potential bias exposures.

The Long/Short Equity — REIT-1 Portfolio
Investment Objective
The Long/Short Equity — REIT-1 Portfolio seeks to achieve capital appreciation.

Principal Investment Strategies and Policies
To achieve its investment objective, the Portfolio, under normal market conditions, will invest at least 80% of its total assets in equity real estate investment trust (“REIT”) securities that allow the Portfolio to capture some of the inefficiencies in market pricing of U.S. commercial real estate. The Portfolio has no policy with respect to the capitalization of issuers in which it may invest and may invest in securities of all market capitalizations (small, mid and large capitalization companies). The securities held by the Portfolio may include common and preferred stock, nonconvertible and convertible debt, options and futures contracts, privately negotiated options, and shares of investment companies.

The principal strategies to be employed by the Portfolio include
Long/Short Equity and Relative Value/Arbitrage Strategies. A Long/Short Equity Strategy is where the Portfolio is designed to employ long and short trading strategies applied to common stock, preferred stock and convertible securities of U.S. and foreign issuers. These strategies are typically constructed marginally net long in position, and attempt to yield a low beta (a measure of volatility) and also seek to dampen the effects of industry, sector, market capitalization and other potential bias exposures. A Relative Value/Arbitrage Strategies is where the Portfolio is designed to employ strategies that invest both long and short in related securities or other instruments in an effort to take advantage of perceived discrepancies in the market prices for such securities which may include investing in long and short positions in securities of different companies in the same industry.

The Merger Arbitrage-1 Portfolio
Investment Objective
The Merger Arbitrage-1 Portfolio seeks to achieve capital appreciation.

Principal Investment Strategies and Policies
To achieve its investment objective, the Portfolio, under normal market conditions, will invest at least 80% of its total assets in securities that allow the Portfolio to focus on investing in announced merger and acquisition transactions and in companies that may be attractive acquisition targets. The Portfolio has no policy with respect to the capitalization of issuers in which it may invest; therefore, the Portfolio may invest in securities of all market capitalizations (small, mid and large capitalization companies). The securities held by the Portfolio may include common and preferred stock, nonconvertible and convertible debt, options and futures contracts, privately negotiated options, and shares of investment companies.

The principal strategies to be employed by the Portfolio include Event Driven and Relative Value/Merger Arbitrage Strategies. An Event Driven Strategy is where the Portfolio employs strategies designed to capture price movements generated by anticipated corporate events such as investing in companies involved in special situations, including but not limited to, mergers, acquisitions, asset sales, spin-offs, balance sheet restructuring, bankruptcy and other situations. A Relative Value/Merger Arbitrage Strategy is where the Portfolio is designed to invest in both long and short positions in related securities or other instruments in an effort to take advantage of perceived discrepancies in the market prices for such securities which may include investing in long and short positions in securities involved in an announced merger deal.

Financial Information
The selected financial information presented below is for the Portfolios of the UFT.

	Six Months Ended
	June 30, 2008		Year Ended
	(Unaudited)		December 31, 2007
		Portfolio		Portfolio
	Total	Turnover	Total	Turnover
	Return	Rate	Return	Rate

The Arbitrage-1 Portfolio (Convertible
Bond)	(0.40)%	19%	3.93%	80%
The Arbitrage-2 Portfolio (Fixed
Income)	2.75	316	9.76	43
The Deep Value Hedged Income-1
Portfolio[1]	(7.73)	12	0.80	8
The Distressed Securities & Special
Situations-1 Portfolio	2.64	112	9.93	194
The Energy & Natural Resources-1
Portfolio[2]	(5.60)	92	N/A	N/A
The Equity Options Overlay-1 Portfolio[3]	(7.37)	125	5.70	179
The Global Hedged Income-1 Portfolio	0.20	18	3.57	182
The Long/Short Equity — Deep Discount
Value-1 Portfolio	(10.48)	133	(1.07)	346
The Long/Short Equity — Earnings
Revision-1 Portfolio	6.91	39	21.55	81
The Long/Short Equity — Global-1
Portfolio	(25.51)	72	38.94	152
The Long/Short Equity — Growth-1
Portfolio[4]	(8.24)	168	0.70	74
The Long/Short Equity —
Healthcare/Biotech-1 Portfolio[5]	(2.57)	243	0.94	212
The Long/Short Equity — International-1
Portfolio	(0.70)	265	8.09	517
The Long/Short Equity — Momentum-1
Portfolio	4.46	103	11.51	122
The Long/Short Equity — REIT-1
Portfolio	3.57	275	10.22	296
The Merger Arbitrage-1 Portfolio	(4.03)	111	4.02	235

[1]	The Portfolio’s inception date was May 1, 2007.

[2]	The Portfolio’s inception date was January 2, 2008.

[3]	The Portfolio’s inception date was January 8, 2007.

[4]	The Portfolio’s inception date was August 20, 2007.

[5]	The Portfolio’s inception date was September 25, 2006.

Distributions from UFT
For the year ended December 31, 2007, the ordinary income distributions received by Alpha and Beta from the UFT were as follows:

	Alpha	Beta
The Arbitrage-1 Portfolio (Convertible Bond)	$1,625,201	$—
The Arbitrage-2 Portfolio (Fixed Income)	2,212,233	82,659
The Deep Value Hedged Income-1 Portfolio	1,899,712	104,913
The Distressed Securities & Special Situations-1
Portfolio	1,129,648	38,893
The Global Hedged Income-1 Portfolio	1,930,917	101,735
The Long/Short Equity — Earnings Revision-1
Portfolio	840,607	—
The Long/Short Equity — Global-1 Portfolio	667,057	33,008
The Long/Short Equity — Healthcare/Biotech-1
Portfolio	423,217	—
The Long/Short Equity— Momentum-1 Portfolio	592,277	26,243
Total income distributions received	$11,320,869	$387,451

For the year ended December 31, 2007, the following Portfolios paid short-term capital gain distributions to Alpha and Beta:

	Alpha	Beta
The Arbitrage-2 Portfolio (Fixed Income)	$11,822,103	$441,726
The Deep Value Hedged Income-1 Portfolio	13,407	740
The Distressed Securities & Special Situations-1
Portfolio	516,377	17,779
The Equity Options Overlay-1 Portfolio	1,324,913	85,022
The Long/Short Equity — Deep Discount Value-1
Portfolio	154,146	12,152
The Long/Short Equity — Global-1 Portfolio	2,779,095	137,519
The Long/Short Equity — Healthcare/Biotech-1
Portfolio	414,573	—
The Long/Short Equity — International-1 Portfolio	2,016,371	106,189
The Long/Short Equity — REIT-1 Portfolio	918,227	—
The Merger Arbitrage-1 Portfolio	1,201,123	101,198
Total short-term capital gain distributions received	$21,160,335	$902,325

For the year ended December 31, 2007, the following Portfolios paid long-term capital gain distributions to Alpha and Beta:

	Alpha	Beta
The Arbitrage-1 Portfolio (Convertible Bond)	$190,361	$—
The Distressed Securities & Special Situations-1
Portfolio	9,749,996	335,688
The Long/Short Equity — International-1 Portfolio	285,092	15,014
The Long/Short Equity— Momentum-1 Portfolio	7,673	340
The Long/Short Equity— REIT-1 Portfolio	306,134	—
The Merger Arbitrage-1 Portfolio	1,016,949	85,681
Total long-term capital gain distributions received	$11,556,205	$436,723

Security Valuation
Securities in the Portfolios of the UFT are valued in the following manner:

Portfolio securities that are listed on a U.S. securities exchange are valued at the closing price of the applicable exchange on the day the valuation is made. Securities listed on the NASDAQ Global Market System are valued using the NASDAQ Official Closing Price (“NOCP”). Open short positions that are traded on the New York Stock Exchange, the American Stock Exchange and on the NASDAQ Global Market System are valued at the last reported sales price on that exchange. Listed securities and put and call options for which no sale was reported on a particular day and securities traded over-the-counter market are valued at the mean between the last bid and ask prices. Fixed income securities (other than obligations having a maturity of 60 days or less) are valued on the basis of values obtained from pricing services or brokers, which take into account appropriate factors such as institutional sized trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data. Fixed income securities purchased with remaining maturities of 60 days or less are valued at amortized cost, which approximates fair value. Futures are valued at settlement price. Foreign equities are valued at the official closing price, last bid if no closing price. The value of swap agreements is equal to the Portfolios’ obligation (or rights) under swap contracts which will generally be equal to the net amounts to be paid or received under the contracts based upon the relative values of the positions held by each party to the contracts. Securities and other assets for which market quotations are not readily available (including restricted securities) will be valued in good faith at fair value under the supervision of the Board. In determining the fair value of a security, the Advisor and the Board shall take into account the relevant factors and surrounding circumstances, which may include: (i) the nature and pricing history (if any) of the security; (ii) whether any dealer quotations for the security are available; (iii) possible valuation methodologies that could be used to determine the fair value of the security; (iv) the recommendation of the portfolio manager of the Portfolios with respect to the valuation of the security; (v) whether the same or similar securities are held by other funds managed by the Advisor or other funds and the method used to price the security in those funds; (vi) the extent to which the fair value to be determined for the security will result from the use of data or formula produced by third parties independent of the Advisor; and (vii) the liquidity or illiquidity of the market for the security. Whether a furnished price is significantly different from the previous day’s price, the Advisor will review the price to determine if it is appropriate.

Investment and shareholder transactions in the UFT Portfolios are recorded on trade date. Realized gains and losses on the sale of investments are calculated on the identified cost basis. Dividend income is recorded on the ex-dividend date and interest income is recognized on an accrual basis. All premiums and discounts, including original issue discounts, are amortized/accreted using the interest method. All significant accounting policies followed consistently by the UFT are in conformity with U.S. generally accepted accounting principles.

Repurchase Agreements
Certain UFT Portfolios may enter into repurchase agreements with a member bank of the Federal Reserve System or recognized securities dealer. Each repurchase agreement is recorded at cost, which approximates value. It is the Trust’s policy that the Portfolios will receive, as collateral, securities whose market value, including accrued interest, at all times will be at least equal to 100% of the amount invested by the UFT Portfolio in each repurchase agreement. If the seller defaults, and the value of the collateral declines, realization of the collateral by the UFT Portfolio may be delayed or limited.

Short Sales
Certain UFT Portfolios may engage in short sale transactions. The Portfolios are liable for any dividends paid on securities sold short. At all times when the Portfolio does not own securities which are sold short, the Portfolios will maintain long securities available for collateral equal in value on a daily marked-to-market basis to the securities sold short. The Portfolio does not require the brokers to maintain collateral in support of these receivables.

Collateral on Short Sales
As collateral for short positions, the Portfolio is required under the 1940 Act to maintain assets consisting of cash or liquid securities. For short positions, this collateral must equal the market value of the securities sold short.

Futures Contracts
Certain Portfolios may purchase and sell futures contracts. Upon entering into a contract, the Portfolio deposits and maintains as collateral, an initial margin as required by the exchange on which the transaction is effected. Pursuant to the contract, the Portfolio agrees to receive from or pay to the broker, an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as variation margin and are recorded by the Portfolio as unrealized gains and losses. When the contract is closed, the Portfolio records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. As collateral for futures contracts, the Portfolio is required under the 1940 Act to maintain assets consisting of cash, cash equivalents or liquid securities. This collateral is required to be adjusted daily to reflect the market value of the purchase obligation for long futures contracts or the market value of the instrument underlying the contract, but not less than the market price at which the futures contract was established, for short futures contracts.

Foreign Currency Transactions
Foreign currency transactions are translated into U.S. dollars on the following basis (i) market value of investment securities, assets and liabilities at the daily rates of exchange, and (ii) purchases and sales of investment securities, dividend and interest income and certain expenses at the rates of exchange prevailing on the respective dates of such transactions. For financial reporting purposes, the Portfolios do not isolate changes in the exchange rate of investment securities from the fluctuations arising from changes in the market prices of securities. However, for federal income tax purposes, the Portfolios do isolate and treat as ordinary income the effect of changes in foreign exchange rates on realized gain or loss from the sale of investment securities and payables and receivables arising from trade-date and settlement-date differences.

Options
Certain Portfolios may purchase and write call or put options on securities and indices and enter into related closing transactions. As a holder of a call option, the Portfolio has the right, but not the obligation, to purchase a security at the exercise price during the exercise period. As the writer of a call option, the Portfolio has the obligation to sell the security at the exercise price during the exercise period. As a holder of a put option, the Portfolio has the right, but not the obligation, to sell a security at the exercise price during the exercise period. As a writer of a put option, the Portfolio has the obligation to buy the underlying security at the exercise price during the exercise period.

The premium that the Portfolio pays when purchasing a call option or receives when writing a call option will reflect, among other things, the market price of the security, the relationship of the exercise price to the market price of the security, the relationship of the exercise price to the volatility of the security, the length of the option period and supply and demand factors. The premium is the market value of the option.

A purchaser (holder) of a put option pays a nonrefundable premium to the seller (writer) of a put option to obtain the right to sell a specified amount of a security at a fixed price (the exercise price) during a specified period (exercise period). Conversely, the seller (writer) of a put option, upon payment by the holder of the premium, has the obligation to buy the security from the holder of the put option at the exercise price during the exercise period.

Options are valued daily at the last reported sale price at the close of the exchange on which the security is primarily traded. If no sales are reported for exchange-traded options, or the options are not exchange-traded, then they are valued at the mean of the most recent quoted bid and asked prices.

Swaps
Certain Portfolios may enter into both long and short equity swap contracts with multiple broker-dealers. A long equity swap contract entitles the Portfolio to receive from the counterparty any appreciation and dividends paid on an individual security, while obligating the
Portfolio to pay the counterparty any depreciation on the security as well as interest on the notional amount of the contract. A short equity swap contract obligates the Portfolio to pay the counterparty any appreciation and dividends paid on an individual security, while entitling the Portfolio to receive from the counterparty any depreciation on the security as well as interest on the notional value of the contact.

The Portfolio may also enter into equity swap contracts whose value is determined by the spread between a long equity position and a short equity position. This type of swap contract obligates the Portfolio to pay the counterparty an amount tied to any increase in the spread between the two securities over the term of the contract. The Portfolio is also obligated to pay the counterparty any dividends paid on the short equity holding as well as any net financing costs. This type of swap contract entitles the Portfolio to receive from the counterparty any gains based on a decrease in the spread as well as any dividends paid on the long equity holding and any net interest income.

Fluctuations in the value of an open contract are recorded daily as a net unrealized gain or loss. The Portfolio will realize a gain or loss upon termination or reset of the contract. Either party, under certain conditions, may terminate the contract prior to the contract’s expiration date.

Credit risk may arise as a result of the failure of the counterparty to comply with the terms of the contract. The Portfolio considers the credit-worthiness of each counterparty to a contract in evaluating potential credit risk. The counterparty risk to the Portfolio is limited to the net unrealized gain, if any, on the contract, along with dividends receivable on long equity contracts and interest receivable on short equity contracts. Additionally, risk may arise from unanticipated movements in interest rates or in the value of the underlying securities. The Portfolios did not hold any equity swap contracts at June 30, 2008.

Certain Portfolios may also enter into credit default swaps. Credit default swaps involve the receipt of floating or fixed rate payments in exchange for assuming potential credit losses of an underlying security or basket of securities. Credit default swaps give one party to a transaction the right to dispose of or acquire an asset (or group of assets), or the right to receive or make a payment from the other party, upon the occurrence of specified credit events. Credit default swaps involve transferring the credit exposure of fixed income products between parties. The buyer of a credit default swap receives credit protection, whereas the seller of the swap guarantees the credit worthiness of the product. By doing this, the risk of the default is transferred from the holder of the fixed income security to the seller of the swap.

Swap agreements are valued daily and unrealized appreciation or depreciation is recorded daily as the difference between the prior day and current day closing price.

Convertible Securities
Certain Portfolios may invest in convertible securities. A convertible security is a fixed-income security (a debt instrument or a preferred stock), which may be converted at a stated price within a specified period of time into a certain quantity of the common stock of the same or a different issuer. Convertible securities are senior to common stocks in an issuer’s capital structure, but are usually subordinated to similar non-convertible securities. While providing a fixed income stream (generally higher in yield than the income derivable from common stock but lower than that afforded by a similar nonconvertible security), a convertible security also gives an investor the opportunity, through its conversion feature, to participate in the capital appreciation of the issuing company depending upon a market price advance in the convertible security’s underlying common stock.

Warrants
Certain Portfolios may invest a portion of their assets in warrants. A warrant gives the holder a right to purchase at any time during a specified period a predetermined number of shares of common stock at a fixed price. Unlike convertible debt securities or preferred stock, warrants do not pay a fixed coupon or dividend. Investments in warrants involve certain risks, including the possible lack of a liquid market for resale of the warrants, potential price fluctuations as a result of speculation or other factors, and failure of the price of the underlying security to reach or have reasonable prospects of reaching a level at which the warrant can be prudently exercised (in which event the warrant may expire without being exercised, resulting in a loss of the Portfolios’ entire investment therein).

Federal Income Taxes
The Portfolios intend to qualify and elect to be treated as regulated investment companies under Subchapter M of the Internal Revenue Code. The Portfolios intend to distribute the requisite investment company net taxable income and net capital gains to shareholders. Therefore, no federal income tax provision is recorded.

Credit Facility
Custodial Trust Company has made available to the Funds a credit facility pursuant to a Loan and Pledge Agreement (“Loan Agreement”) dated April 28, 2006 for the purpose of purchasing portfolio securities. The Loan Agreement can be terminated by either the UFT Portfolios or Custodial Trust Company. Each UFT Portfolio is permitted to borrow up to 33.3% of total assets. The Arbitrage-1 Portfolio (Convertible Bond), Arbitrage-2 Portfolio (Fixed Income), Equity Options Overlay-1 Portfolio, Global Hedged Income-1 Portfolio, Long/Short Equity — Deep Discount Value-1 Portfolio, Long/Short Equity — Earnings Revision-1 Portfolio, Long/Short Equity — Global-1 Portfolio, Long/Short Equity — Growth-1 Portfolio, Long/Short Equity — Healthcare/Biotech-1 Portfolio, Long/ Short Equity — International-1 Portfolio, Long/Short Equity — Momentum-1 Portfolio, Long/Short Equity — REIT-1 Portfolio and Merger Arbitrage-1 Portfolio did not utilize the credit facility during the six months ended June 30, 2008. The remaining Portfolios did use the credit facility and the following is presented on this loan agreement:

		Maximum
		Amount
		Outstanding
	Outstanding	During the		Weighted
	Balance as of	Six months	Average	Average
	June 30, 2008	Ended	Daily	Interest
	(Unaudited)	June 30, 2008	Balance	Rate

The Deep Value Hedged
Income-1 Portfolio	$2,500,000	$ 3,500,000	$2,057,692	3.40%
The Distressed Securities &
Special Situations-1
Portfolio	—	442,249	2,430	3.90%
The Energy & Natural
Resources-1 Portfolio[1]	—	13,000,000	404,365	4.21%

[1]	The Portfolio’s inception date was January 2, 2008.

Borrowings under the Loan Agreement are charged at the 30-day LIBOR rate plus 1.00%. As collateral for the loan, the UFT Portfolios are required to maintain assets consisting of cash, cash equivalents or liquid securities. The collateral is required to be adjusted daily to reflect changes in the amount of the loan outstanding.

Portfolio Holdings Information
The Board of Trustees of the Trust has adopted policies to ensure that any disclosure of information about a Portfolio’s portfolio holdings is in the best interest of investors. The portfolio holdings disclosure policies govern the timing and circumstances of disclosure to shareholders and third parties of information regarding the portfolio investments held by a Portfolio. These portfolio holdings disclosure policies have been approved by the Board of Trustees of the Trust. Disclosure of each Portfolio’s complete holdings is required to be made quarterly within 60 days of the end of each fiscal quarter in the Annual Report and Semi-Annual Report to shareholders and in the quarterly holdings report on Form N-Q. These reports are available, free of charge, on the EDGAR database on the SEC’s website at www.sec.gov. A complete list of a Portfolio’s portfolio holdings, shown pro rata by each Fund’s relative allocation, as of each calendar quarter-end is also available on the Trust’s website at www.aipfunds.com within 60 days after the calendar quarter-end.

4.	Investment Transactions

Purchases and sales of the UFT Portfolios for the six months ended June 30, 2008 (excluding short-term investments) were as follows:

	Alpha		Beta
	Purchases	Sales	Purchases	Sales

The Arbitrage-1 Portfolio
(Convertible Bond)	$853,184	$—	$—	$—
The Arbitrage-2 Portfolio
(Fixed Income)	914,682	—	—	65,378
The Deep Value Hedged
Income-1 Portfolio	1,037,176	—	—	106,246
The Distressed
Securities & Special
Situations-1 Portfolio	6,999,017	—	200,000	79,704
The Energy & Natural
Resources-1 Portfolio	40,825,133	—	1,600,000	39,443
The Equity Options
Overlay-1 Portfolio	771,262	—	—	88,702
The Global Hedged
Income-1 Portfolio	1,080,784	—	—	104,273
The Long/Short Equity —
Deep Discount Value-1
Portfolio	603,393	5,000,000	—	689,485
The Long/Short Equity —
Earnings Revision-1
Portfolio	772,813	—	—	—
The Long/Short Equity —
Global-1 Portfolio	539,830	—	—	50,094
The Long/Short Equity —
Growth-1 Portfolio	20,425,559	—	528,798	122,427
The Long/Short Equity —
Healthcare/Biotech-1
Portfolio	390,873	—	—	—
The Long/Short Equity —
International-1
Portfolio	1,236,009	—	—	572,005
The Long/Short Equity —
Momentum-1 Portfolio	1,513,294	—	—	585,934
The Long/Short Equity —
REIT-1 Portfolio	795,003	—	—	—
The Merger Arbitrage-1
Portfolio	666,770	—	—	96,309
Total Purchases and
Sales	$79,424,782	$5,000,000	$2,328,798	$2,600,000

5.	Federal Income Taxes

The cost basis of investments for federal income tax purposes at December 31, 2007 was as follows:

	Alpha	Beta

Cost of Investments	$893,530,286	$38,437,703
Gross tax unrealized appreciation	46,236,679	541,192
Gross tax unrealized depreciation	(31,566,456)	(1,592,718)
Net tax unrealized appreciation
(depreciation)	$14,670,223	$(1,051,526)

At December 31, 2007, the components of distributable earnings/(losses) on a tax basis were as follows:

	Alpha	Beta

Net unrealized appreciation
(depreciation)	$14,670,223	$(1,051,526)
Undistributed ordinary income	476,398	9,443
Accumulated long-term gain (loss)	1,258,633	—
Total distributable earnings/(losses)	$16,405,254	$(1,042,083)

The tax character of distributions for the Funds was as follows:

			Period from
			August 1, 2006
	Year Ended		through		Year Ended
	December 31, 2007		December 31, 2006(1)(2)		July 31, 2006
	Alpha	Beta	Alpha	Beta	Alpha	Beta
	Hedged	Hedged	Hedged	Hedged	Hedged	Hedged
	Strategies	Strategies	Strategies	Strategies	Strategies	Strategies
	Fund	Fund	Fund	Fund	Fund	Fund

Distributions paid
from:
Ordinary Income	$22,080,214	$930,190	$5,090,381	$24,874	$422,875	$—
Long-term capital
gain	11,389,085	422,025	3,401,236	72,683	102,647	—

Total Distributions
Paid	$33,469,299	$1,352,215	$8,491,617	$97,557	$525,522	$—

(1) The Funds’ fiscal year end was changed from July 31 to December 31, resulting in a five-month annual reporting period.
(2) The Funds distributed these amounts in January 2007 for book purposes but December 2006 for tax purposes.

The Funds hereby designate as long-term capital gain dividend, pursuant to Internal Revenue Code Section 852(b)(3), the amount necessary to reduce the earnings and profits of the Funds related to net capital gain to zero for the tax year ended December 31, 2007.

6.	Operating Services Agreements and Other Expense Agreements

The Advisor provides virtually all day-to-day services to the Funds under an Operating Services Agreement. Under this Operating Services Agreement, the Advisor receives an annual fee of 0.74% of the Funds’ average daily net assets. For the six months ending June 30, 2008, Alpha and Beta paid the Advisor $2,821,347 and $97,539, respectively, pursuant to this Operating Services Agreement.

The Advisor is also responsible for paying fees to various shareholder servicing agents for performing shareholder servicing functions and maintaining shareholder accounts. For this service, the Advisor receives an annual shareholder service fee equal to 0.25% of Alpha and Beta’s No Load Class shares’ average daily net assets. For the six months ending June 30, 2008 Alpha and Beta paid the Advisor $903,107 and $31,259, respectively, pursuant to this shareholder servicing fee.

The Alpha and Beta Class C shares are subject to a Rule 12b-1 Distribution Plan. The 12b-1 fee is in the amount of 1.00% of the average daily net assets attributable to Class C shares. For the six months ending June 30, 2008, Alpha and Beta Class C shares paid a distribution fee of $200,202 and $6,773, respectively.

The Funds indirectly incur expenses through their investment in the UFT Portfolios. The Advisor receives an advisory fee, payable monthly, for the performance of advisory services to the UFT Portfolios at an annual rate of 2.50% of the average daily net assets of the Portfolios. The advisory fee will be accrued daily for the purpose of determining the offering and redemption price of the Portfolios’ shares. Additionally, the Portfolios have entered into an operating services agreement, under which each Portfolio pays the Advisor 0.50% of such Portfolio’s average daily net assets.

Upon investing in the Portfolios an indirect annualized expense of 3.00% is incurred by the Funds. The combined effect of the Operating Services Agreement, the shareholder servicing fee, and the indirect expense incurred by investing in the Portfolios is to place a cap or ceiling on each Funds’ ordinary annual operating expenses at 3.99% of the average net assets for No Load shares and 4.74% for Class C shares, excluding brokerage commissions and portfolio trading transfer tax, interest on the
Funds’ and the Portfolios’ borrowings, dividends and interest paid on short sales, taxes, litigation, and other extraordinary expenses.

Pursuant to the sub-advisory agreements between the Advisor and various Sub-Advisors who provide services to the Funds, the Advisor compensates the Sub-Advisors based on the amount of average daily net assets of the Portfolio managed by the Sub-Advisor.

The Advisor is affiliated with Asset Alliance Corporation (“Asset Alliance”). Asset Alliance is also affiliated with the Funds’ Portfolio Research Consultant, Trust Advisors LLC. As a result, the Advisor is also affiliated with the Research Consultant.

7.	Capital Share Transactions

Transactions in No Load and Class C shares of Alpha were as follows:

	Six Months Ended
	June 30, 2008		Year Ended
	(Unaudited)		December 31, 2007
No Load	Shares	Amount	Shares	Amount

Shares sold	20,676,257	$264,252,213	36,945,639	$503,535,935
Shares issued to shareholders in reinvestment of
distributions	—	—	2,916,588	38,481,919
Shares redeemed, net of redemption fee	(15,492,983)	(197,805,526)	(7,897,859)	(106,978,912)
Net increase	$5,183,274	66,446,687	31,964,368	$435,038,942

Shares outstanding:
Beginning of period	52,997,537		21,033,169

End of period	58,180,811		52,997,537

	Six Months Ended
	June 30, 2008		Year Ended
	(Unaudited)		December 31, 2007
Class C	Shares	Amount	Shares	Amount

Shares sold	905,953	$11,472,028	2,506,212	$33,910,390
Shares issued to shareholders in reinvestment of
distributions	—	—	115,372	1,518,175
Shares redeemed, net of redemption fee	(321,552)	(4,075,758)	(73,557)	(989,526)
Net increase	584,401	$7,396,270	2,548,027	$34,439,039

Shares outstanding:
Beginning of period	2,810,071		262,044

End of period	3,394,472		2,810,071

Transactions in No Load and Class C shares of Beta were as follows:

	Six Months Ended
	June 30, 2008		Year Ended
	(Unaudited)		December 31, 2007
No Load	Shares	Amount	Shares	Amount

Shares sold	661,089	$7,752,636	2,468,478	$32,288,734
Shares issued to shareholders in reinvestment of
distributions	—	—	107,833	1,338,626
Shares redeemed, net of redemption fee	(1,049,891)	(12,319,976)	(685,742)	(8,865,979)
Net increase (decrease)	(388,802)	$(4,567,340)	1,890,569	$24,761,381

Shares outstanding:
Beginning of period	2,337,667		447,098

End of period	1,948,865		2,337,667

	Six Months Ended
	June 30, 2008		Year Ended
	(Unaudited)		December 31, 2007
Class C	Shares	Amount	Shares	Amount

Shares sold	23,309	$273,696	94,779	$1,215,317
Shares issued to shareholders in reinvestment of
distributions	—	—	3,947	48,833
Shares redeemed	(1,614)	(18,489)	(213)	(2,746)
Net increase	21,695	$255,207	98,513	$1,261,404

Shares outstanding:
Beginning of period	101,873		3,360

End of period	123,568		101,873

8.	Credit Facility

Custodial Trust Company has made available to the Funds a credit facility pursuant to a Loan and Pledge Agreement (”Agreement”) dated Septem-ber 30, 2002 and April 28, 2006 for the purpose of purchasing portfolio securities. The Agreement can be terminated by either the Funds or Custodial Trust Company. Each Fund is permitted to borrow up to 331/3% of total assets. At June 30, 2008, Alpha and Beta had an outstanding loan payable balance of $176,556,000 and $11,084,000, respectively. The maximum amount of outstanding during the six months ending June 30, 2008 for Alpha and Beta was $210,240,000 and $11,229,000, respectively. For the same period Alpha and Beta had an outstanding average daily balance of $175,065,890 and $9,903,758, respectively, under the credit facility.

Borrowings under the Agreement are charged at the 30-day LIBOR rate plus 1%. For the six months ended June 30, 2008, the weighted average rate paid on the loan for Alpha and Beta was 4.22% and 4.13%. As collateral for the loan, the Funds are required under the loan and pledge agreements to maintain assets consisting of cash, cash equivalents or liquid securities. The collateral is required to be adjusted daily to reflect changes in the amount of the loan outstanding.

AIP Alternative Strategies Funds
Financial Highlights

	No Load
			Period from				Period from
	Six Months		August 1,				September 23,
	Ended	Year	2006	Year	Year	Year	2002(1)
	June 30,	Ended	through	Ended	Ended	Ended	through
ALPHA HEDGED STRATEGIES	2008	December 31,	December 31,	July 31,	July 31,	July 31,	July 31,
FUND	(Unaudited)	2007	2006(2)	2006	2005	2004	2003

Per Share Data(3):
Net Asset Value, Beginning of
Period	$13.30	$13.27	$12.85	$12.10	$10.73	$9.81	$10.00
Gain (Loss) from Investment
Operations:
Net investment income
(loss)(4)(9)	(0.12)	0.04	0.10	(0.05)(8)	(0.09)	(0.24)	(0.17)
Net realized and unrealized
gain (loss) on
investments	(0.39)	1.02	0.32	0.84(8)	1.46	1.17	(0.02)
Total Gain (Loss) from
Investment Operations	(0.51)	1.06	0.42	0.79	1.37	0.93	(0.19)
Less Dividends and
Distributions:
Net investment income	—	(0.25)	—	(0.04)	—	(0.01)	—
Net realized gains	—	(0.78)	—	—	—	—	—
Total Dividends and
Distributions	—	(1.03)	—	(0.04)	—	(0.01)	—
Net Asset Value, End of Period	$12.79	$13.30	$13.27	$12.85	$12.10	$10.73	$9.81
Total Return	(3.84%)(6)	8.25%	3.27%(6)	6.56%	12.77%	9.42%	(1.90%)(6)
Ratios/Supplemental Data:
Net assets (000’s omitted), end of
period	$743,913	$704,681	$279,109	$245,399	$123,035	$17,786	$11,835
Ratio of expenses including
dividends on short positions and
interest expense to average net
assets:	5.95%(5)(7)(10)	6.10%(5)(10)	4.51%(5)(7)	5.75%(5)	4.96%	5.27%	4.92%(7)
Ratio of expenses excluding
dividends on short positions and
interest expense to average net
assets:	3.99%(5)(7)	3.99%(5)	3.99%(5)(7)	3.99%(5)	3.99%	3.99%	3.99%(7)
Ratio of net investment income
including dividends on short
positions and interest expense to
average net assets:	(1.96%)(7)	0.32%	1.92%(7)	(0.42%)(8)	(0.88)%	(2.36)%	(2.00%)(7)
Ratio of interest expense and
dividends on short positions to
average net assets:	1.96%(7)(10)	2.11%(10)	0.52%(7)	1.76%	0.97%	1.28%	0.93%(7)
Portfolio turnover rate(6)	1%	0%	3%	137%	112%	146%	186%

(1)	Commencement of operations.

(2)	The fund’s fiscal year end was changed from July 31 to December 31, resulting in a five-month annual reporting period.

(3)	Information presented relates to a share of capital stock outstanding for the entire period.

(4)
Net investment income (loss) per share before interest expense and dividends on short positions for the six months ended June 30, 2008, the year ended December 31, 2007, the period ended December 31, 2006, and years ended July 31, 2006, July 31, 2005, and July 31, 2004 and period ended July 31, 2003 were ($0.06), $0.18, $0.13, $0.21, $0.01, ($0.65), and ($0.51), respectively.

(5)
Includes expenses from the Underlying Funds Trust in which the Fund invests. The indirect annualized expense ratio for such expenses is 3.00% for the annual operating expenses, plus interest and dividends on short sales. See Note 6 of notes to financial statements for a further explanation of the expense arrangements due to the reorganization of the Fund on April 28, 2006.

(6)	Not Annualized.

(7)	Annualized.

(8)	Net Investment Income per share and ratio data has been changed to reflect a reclassification of short-term capital gains.

(9)	Net Investment Income (loss) per share represents net investment income (loss) divided by the average shares outstanding throughout the period.

(10)	Includes interest expense and dividends on short positions from the Underlying Funds Trust in which the Fund invests.

The accompanying notes are an integral part of these financial statements.

AIP Alternative Strategies Funds

Financial Highlights
	Class C
					Period from
	Six Months				August 1,
	Ended		Year		2006(1)
	June 30,		Ended		through
	2008		December 31,	December 31,
ALPHA HEDGED STRATEGIES FUND	(Unaudited)		2007		2006

Per Share Data:(2)
Net Asset Value, Beginning of Period	$13.18		$13.21		$12.85
Gain (Loss) from Investment Operations:
Net investment income (loss)(3)(7)	(0.17)		(0.06)		0.26
Net realized and unrealized gain (loss)
on investments	(0.38)		1.01		0.10
Total Gain (Loss) from Investment
Operations	(0.55)		0.95		0.36
Less Dividends and Distributions:
Net investment income	—		(0.23)		—
Net realized gains	—		(0.75)		—
Total Dividends and Distributions	—		(0.98)		—
Net Asset Value, End of Period	$12.63		$13.18		$13.21
Total Return	(4.17	%)(5)	7.60%		2.80	%(5)
Ratios/Supplemental Data:
Net assets (000’s omitted), end of period	$42,877		$37,048		$3,461
Ratio of expenses including dividends on
short positions and interest expense to
average net assets:	6.70	%(4)(6)(8)	6.85	%(4)(8)	5.26	%(4)
Ratio of expenses excluding dividends on
short positions and interest expense to
average net assets:	4.74	%(4)(6)	4.74	%(4)	4.74	%(4)
Ratio of net investment income including
dividends on short positions and interest
expense to average net assets:	(2.71	%)(6)	(0.43)%		4.76	%(6)
Ratio of interest expense and dividends on
short positions to average net assets:	1.96	%(6)(8)	2.11	%(4)(8)	0.52	%(6)
Portfolio turnover rate(5)	1%		0%		3%

(1)	Commencement of operations.

(2)	Information presented relates to a share of capital stock outstanding for the entire period.

(3)
For the six months ended June 30, 2008, the year ended December 31, 2007 and the period ended December 31, 2006, net investment income (loss) per share before interest expense and dividends on short positions was ($0.11), $0.07 and $0.29, respectively.

(4)
Includes expenses from the Underlying Funds Trust in which the Fund invests. The indirect annualized expense ratio for such expenses is 3.00% for the annual operating expenses, plus interest and dividends on short sales. See Note 6 for a further explanation of the expense arrangements due to the reorganization of the Fund on April 28, 2006.

(5)	Not Annualized.

(6)	Annualized.

(7)	Net Investment Income (loss) per share represents net investment income (loss) divided by the average shares outstanding throughout the period.

(8)	Includes interest expense and dividends on short positions from the Underlying Funds Trust in which the Fund invests.

The accompanying notes are an integral part of these financial statements.

AIP Alternative Strategies Funds
Financial Highlights

	No Load
					Period from		Period from
	Six Months		Year		August 1, 2006		April 28, 2006(1)
	Ended		Ended		through		through
	June 30, 2008		December 31,		December 31,		July 31,
BETA HEDGED STRATEGIES FUND	(Unaudited)		2007		2006(2)		2006

Per Share Data(3):
Net Asset Value, Beginning of Period	$12.47		$12.10		$11.52		$12.50
Gain (Loss) from Investment Operations:
Net investment income (loss)(4)(9)	(0.15)		0.04		(0.07)		(0.02	)(8)
Net realized and unrealized gain (loss)
on investments	(0.77)		1.18		0.65		(0.96	)(8)
Total Gain (Loss) from Investment
Operations	(0.92)		1.22		0.58		(0.98)
Less Dividends and Distributions:
Net investment income	—		(0.06)		—		—
Net realized gains	—		(0.79)		—		—
Total Dividends and Distributions	—		(0.85)		—		—
Net Asset Value, End of Period	$11.55		$12.47		$12.10		$11.52
Total Return	(7.38	%)(6)	10.35%		5.03	%(6)	(7.84	%)(6)
Ratios/Supplemental Data:
Net assets (000’s omitted), end of period	$22,514		$29,149		$5,412		$5,676
Ratio of expenses including dividends on
short positions and interest expense to
average net assets:	6.31	%(5)(7)(10)	5.97%	(5)(10)	5.09	%(5)(7)	5.07	%(5)(7)
Ratio of expenses excluding dividends on
short positions and interest expense to
average net assets:	3.99	%(5)(7)	3.99%	(5)	3.99	%(5)(7)	3.99	%(5)(7)
Ratio of net investment income including
dividends on short positions and interest
expense to average net assets:	(2.54	%)(7)	0.30%		(1.36	%)(7)	(0.54	%)(7)(8)
Ratio of interest expense and dividends on
short positions to average net assets:	2.32	%(7)(10)	1.98%	(10)	1.10	%(7)	1.08	%(7)
Portfolio turnover rate(6)	6%		0%		1%		0%

(1)	Commencement of operations.

(2)	The fund’s fiscal year end was changed from July 31 to December 31, resulting in a five-month annual reporting period.

(3)	Information presented relates to a share of capital stock outstanding for the entire period.

(4)
Net investment income per share before interest expense and dividends on short positions for the six months ended June 30, 2008, the year ended December 31, 2007 and the periods ended December 31, 2006 and July 31, 2006 was ($0.06), $0.21, ($0.01) and $0.05, respectively.

(5)
Includes expenses from the Underlying Funds Trust in which the Fund invests. The indirect annualized expense ratio for such expenses is 3.00% for the annual operating expenses, plus interest and dividends on short sales. See Note 6 for a further explanation of the expense arrangements due to the reorganization of the Fund on April 28, 2006.

(6)	Not Annualized.

(7)	Annualized.

(8)	Net Investment Income per share and ratio data has been changed to reflect a reclassification of short-term capital gains.

(9)	Net Investment Income (loss) per share represents net investment income (loss) divided by the average shares outstanding throughout the period.

(10)	Includes interest expense and dividends on short positions from the Underlying Funds Trust in which the Fund invests.

The accompanying notes are an integral part of these financial statements.

AIP Alternative Strategies Funds
Financial Highlights

	Class C
					Period Ended
	Six Months				August 1,
	Ended		Year		2006(1)
	June 30,		Ended		through
	2008		December 31,		December 31,
BETA HEDGED STRATEGIES FUND	(Unaudited)		2007		2006

Per Share Data(2):
Net Asset Value, Beginning of Period	$12.39		$12.06		$11.52
Gain (Loss) from Investment Operations:
Net investment income (loss)(3)(7)	(0.19)		(0.06)		(0.34)
Net realized and unrealized gain (loss) on
investments	(0.77)		1.18		0.88
Total Gain (Loss) from Investment
Operations	(0.96)		1.12		0.54
Less Dividends and Distributions:
Net investment income	—		(0.03)		—
Net realized gains	—		(0.76)		—
Total Dividends and Distributions	—		(0.79)		—
Net Asset Value, End of Period	$11.43		$12.39		$12.06
Total Return	(7.67	%)(5)	9.68%		4.69%
Ratios/Supplemental Data:
Net assets (000’s omitted), end of period	$1,413		$1,262		$41
Ratio of expenses including dividends on short
positions and interest expense to average net
assets:	7.06	%(4)(6)(8)	6.72	%(4)(8)	5.84%
Ratio of expenses excluding dividends on short
positions and interest expense to average net
assets:	4.74	%(4)(6)	4.74	%(4)	4.74%
Ratio of net investment income including
dividends on short positions and interest
expense to average net assets:	(3.29	%)(6)	(0.45)%		(6.91%)
Ratio of interest expense and dividends on short
positions to average net assets:	2.32	%(6)(8)	1.98	%(8)	1.10%
Portfolio turnover rate(5)	6%		0%		1%

(1)	Commencement of operations.

(2)	Information presented relates to a share of capital stock outstanding for the entire period.

(3)
For the six months ended June 30, 2008, the year ended December 31, 2007 and the period ended December 31, 2006, net investment income (loss) per share before interest expense and dividends on short positions was ($0.10), $0.11 and ($0.28), respectively.

(4)
Includes expenses from the Underlying Funds Trust in which the Fund invests. The indirect annualized expense ratio for such expenses is 3.00% for the annual operating expenses, plus interest and dividends on short positions. See Note 6 for a further explanation of the expense arrangements due to the reorganization of the Fund on April 28, 2006.

(5)	Not Annualized.

(6)	Annualized.

(7)	Net Investment Income (loss) per share represents net investment income (loss) divided by the average shares outstanding throughout the period.

(8)	Includes interest expense and dividends on short positions from the Underlying Funds Trust in which the Fund invests.

The accompanying notes are an integral part of these financial statements.

AIP Alternative Strategies Funds
Board Approval of Portfolio
Research Consultant Agreement (Unaudited)

At its meeting in-person held on February 26, 2008, the Board of Trustees (the “Board”) of AIP Alternative Strategies Funds (the “Trust”), including the Trustees who are not “interested persons” of the Trust, as such term is defined in the Investment Company Act of 1940, (the “Independent Trustees”), voted to approve the continuation of the current portfolio research consultant agreement (the “Research Consultant Agreement”) between the Trust, on behalf of its two series, the Alpha Hedged Strategies Fund and Beta Hedged Strategies Fund (together, the “Funds”), and Trust Advisors, LLC (the “Research Consultant”). The Board received and discussed a memorandum from the Trust’s legal counsel regarding the duties and responsibilities of the Board and the Independent Trustees under the Investment Company Act of 1940 in approving the continuation of advisory agreements. In connection with its approval of the continuation of the Research Consultant Agreement, the Board considered the following factors:

●	The overall investment performance of the Funds both on an absolute basis and on a relative basis in comparison to its peers; and

●	The nature, scope and quality of the services provided by the Research Consultant;

●	The reasonableness of the cost of the services provided by the Research Consultant;

●	The extent to which economies of scale would be reflected in fee levels for the benefit of shareholders; and

●	The profits to be realized by the Research Consultant and its affiliates from the relationship with the Funds.

The Independent Trustees evaluated these factors based on their own direct experience with the Research Consultant and in consultation with their independent counsel. None of these factors was determinative in the Board’s decision to continue the Research Consultant Agreement, but each was a factor in the Independent Trustees’ consideration. Greater detail regarding the Board’s consideration of these factors is set forth below.

AIP Alternative Strategies Funds
Board Approval of Portfolio
Research Consultant Agreement (Unaudited)
(continued)

The Board discussed each Fund’s investment performance for the current calendar year and for the one-, three- and five-year periods ended December 31, 2007. In assessing the quality of the services delivered by the Research Consultant, the Independent Trustees also compared the short-term and long-term performance of each Fund on both an absolute basis and in comparison with its peer group and its benchmark index, assembled by the Funds’ administrative services agent, U.S. Bancorp Fund Services, LLC (the “Fund Administrator”), independently from the Research Consultant. The Independent Trustees noted that performance figures for each Fund since inception included periods when such Fund had very few assets and was in a start-up phase, and therefore gave greater weight to more recent performance. The Independent Trustees also noted that during the course of the prior five years they had met with the Research Consultant in person to discuss various performance topics and had been satisfied with the Research Consultant’s reports. The Board concluded that the Research Consultant’s performance overall was satisfactory under current market conditions.

In addition, the Board discussed and considered materials which had been distributed to them in advance of the Board meeting and prepared by the Research Consultant in response to the questionnaire provided by Fund counsel with respect to certain matters that counsel believed relevant to the annual continuation of the Research Consultant Agreement under Section 15 of the Investment Company Act. These materials included, among other thing, information regarding: (a) the Research Consultant’s financial soundness; (b) (c) information on economies of scale (if any) resulting from growth of the Funds’ assets; (d) the timeliness, adequacy and quality of information supplied by the Research Consultant in response to the requests of the Trustees and the Fund Administrator; (e) regulatory issues; (f) the Research Consultant’s compliance program and chief compliance officer; and (g) other material factors affecting the Research Consultant.

After reviewing these materials, the Board assessed the overall quality of services provided to each Fund. The Board considered the Research

AIP Alternative Strategies Funds
Board Approval of Portfolio
Research Consultant Agreement (Unaudited)
(continued)

Consultant’s specific responsibilities in reviewing, monitoring and ongoing oversight of the sub-advisors, as well as the qualifications, experience and responsibilities of the partners of the Research Consultant The Trustees reviewed the structure of the Research Consultant’s compliance procedures and their effectiveness during the prior year. The Trustees noted that during the course of the prior year they had met with the Research Consultant in person to discuss various performance and compliance items. The Board concluded that the Research Consultant had sufficient quality and depth of personnel, resources, investment methods and compliance policies and procedures essential to performing its duties under its consulting agreement and that the nature, overall quality, and extent of the consulting services were satisfactory.

The Board then turned to a more focused review of the cost of services and the structure of the Research Consultant’s fees. The Advisor noted that the Research Consultant’s fees are paid out of the Advisor’s fee.

The Board reviewed the personnel responsible for providing services to the Funds and concluded, based on their experience and interaction with the Research Consultant, that (a) the Research Consultant exhibited a high level of diligence and attention to detail in carrying out its responsibilities under the Portfolio Research Consultant Agreement, (b) the Research Consultant was very responsive to the requests of the Trustees and (c) the Research Consultant had consistently kept the Board apprised of developments related to the Funds and the industry in general.

The Board concluded that the nature and scope of the services provided was reasonable and appropriate in relation to the consulting fee, that the level of services provided by the Research Consultant had been maintained over the past year and that the quality of service continued to be high.

Based on the factors discussed above, the Board approved continuation of the Portfolio Research Consultant Agreement.

INVESTMENT ADVISOR
Alternative Investment Partners, LLC
600 Mamaroneck Avenue, Suite 400
Harrison, NY 10528

DISTRIBUTOR
Quasar Distributors, LLC
615 East Michigan Street
Milwaukee, WI 53202

ADMINISTRATOR AND TRANSFER AGENT
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, WI 53202

CUSTODIAN
Custodial Trust Company
101 Carnegie Center
Princeton, NJ 08540

LEGAL COUNSEL
Blank Rome LLP
405 Lexington Avenue
New York, NY 10174

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
KPMG LLP
777 East Wisconsin Avenue, Suite 500
Milwaukee, WI 53202

TOLL FREE TELEPHONE NUMBER:
1-877-Low-Beta
(1-877-569-2382)

The Fund’s Statement of Additional Information contains
additional information about the Funds’ Trustees and is available without charge upon request by calling
1-877-569-2382

The Funds’ Proxy Voting Policies and Procedures are available without charge upon request by calling 1-877-569-2382, on the Funds’ website,
www.aipfunds.com, or on the SEC’s website, at www.sec.gov.
Information regarding how each Fund voted proxies relating to portfolio securities during the twelve months ending June 30, 2008 is available without charge upon request by calling 1-877-569-2382; or on the SEC’s website, at www.sec.gov.

This report must be accompanied or preceded by
the Funds’ current prospectus.

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable to open-end investment companies.

Item 6. Schedule of Investments.

Please see the attached financial statements as of June 30, 2008.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable to open-end investment companies.

 Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchases.

Not applicable to open-end investment companies.

 Item 10. Submission of Matters to a Vote of Security Holders.

 Not Applicable.

 Item 11. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934.  Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)
There were no significant changes in the Registrant's internal controls over financial reporting that occurred during the Registrant's last fiscal half-year that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

 Item 12. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Incorporated by reference to previous Form N-CSR filed September 30, 2003.

(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.  Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable to open-end investment companies.

(b)	Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)   AIP Alternative Strategies Funds

By (Signature and Title)   /s/  Lee Schultheis
Lee Schultheis, President

Date   9/08/2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*   /s/ Lee Schultheis
  Lee Schultheis, President

Date   9/08/2008

By (Signature and Title)*   /s/ Stephen G. Bondi
 Stephen G. Bondi, Treasurer

Date   9/08/2008

* Print the name and title of each signing officer under his or her signature.